UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-06367

                             Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2019

To Our Shareholders,

For the six months ended March 31, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Equity Income Fund decreased 2.4% compared with a decrease of 1.7% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2019.

Comparative Results

Average Annual Returns through March 31, 2019 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	(2.36)%	2.37%	4.99%	12.59%	7.34%	9.59%
S&P 500 Index	(1.72)	9.50	10.91	15.92	8.57	9.48	(c)
Nasdaq Composite Index	(3.38)	10.65	14.38	19.02	10.73	10.77	(c)
Lipper Equity Income Fund Average	(0.52)	6.94	7.85	13.69	7.38	8.41
Class A (GCAEX)	(2.37)	2.38	4.98	12.58	7.34	9.58
With sales charge (d)	(7.99)	(3.51)	3.75	11.92	6.91	9.34
Class C (GCCEX)	(2.73)	1.64	4.20	11.76	6.55	9.13
With contingent deferred sales charge (e)	(3.71)	0.64	4.20	11.76	6.55	9.13
Class I (GCIEX)	(2.23)	2.64	5.25	12.87	7.55	9.70

In the current prospectuses dated January 28, 2019, the expense ratios for Class AAA, A, C, and I Shares are 1.41%, 1.41%, 2.16%, and 1.16%, respectively. See page 11 for the expense ratios for the six months ended March 31, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b) The Fund’s fiscal year ends September 30.

(c) S&P 500 Index and Nasdaq Composite Index since inception performance figures are as of December 31, 1991.

(d) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Equity Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2018 through March 31, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/18	03/31/19	Ratio	Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$976.40	1.50%	$7.39
Class A	$1,000.00	$976.30	1.50%	$7.39
Class C	$1,000.00	$972.70	2.25%	$11.07
Class I	$1,000.00	$977.70	1.25%	$6.16
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,017.45	1.50%	$7.54
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2019:

The Gabelli Equity Income Fund

Food and Beverage	18.6%
Financial Services	14.6%
Consumer Products	6.1%
Health Care	5.4%
Retail	5.0%
Diversified Industrial	4.4%
Telecommunications	4.3%
Energy and Utilities: Oil	4.0%
Business Services	3.7%
Automotive: Parts and Accessories	3.6%
Equipment and Supplies	2.8%
Broadcasting	2.5%
Aerospace	2.2%
Energy and Utilities: Natural Gas	2.1%
Building and Construction	1.8%
Machinery	1.7%
Computer Software and Services.	1.6%
Entertainment	1.4%
Energy and Utilities: Services	1.2%
Electronics.	1.2%
Transportation	1.1%
Energy and Utilities: Integrated.	0.9%
Computer Hardware	0.9%

Metals and Mining	0.9%
Environmental Services	0.8%
Specialty Chemicals	0.8%
Automotive	0.8%
Closed-End Funds.	0.8%
Wireless Communications	0.8%
Cable and Satellite	0.7%
Paper and Forest Products	0.7%
Hotels and Gaming	0.6%
Energy and Utilities: Electric	0.6%
Agriculture	0.5%
Aviation: Parts and Services	0.4%
Energy and Utilities: Water	0.2%
Communications Equipment	0.2%
Consumer Services	0.2%
Industrials	0.1%
Real Estate	0.0%*
Publishing	0.0%*
Other Assets and Liabilities (Net).	(0.2)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.3%
	Aerospace — 2.2%
60,000	Aerojet Rocketdyne Holdings Inc.†	$327,628	$2,131,800
2,000	Lockheed Martin Corp.	47,350	600,320
10,000	Raytheon Co.	279,200	1,820,800
45,000	Rockwell Automation Inc.	1,419,242	7,895,700
670,000	Rolls-Royce Holdings plc	4,496,695	7,881,737

		6,570,115	20,330,357

	Agriculture — 0.5%
90,000	Archer-Daniels-Midland Co.	2,386,667	3,881,700
12,000	The Mosaic Co.	186,246	327,720

		2,572,913	4,209,420

	Automotive — 0.8%
161,000	Navistar International Corp.†	3,004,261	5,200,300
30,000	PACCAR Inc.	1,348,822	2,044,200

		4,353,083	7,244,500

	Automotive: Parts and Accessories — 3.6%
145,000	Dana Inc.	2,262,345	2,572,300
10,500	Garrett Motion Inc.†	30,178	154,665
265,000	Genuine Parts Co.	10,890,686	29,687,950
300	O’Reilly Automotive Inc.†	7,524	116,490
15,000	Tenneco Inc., Cl. A	224,084	332,400

		13,414,817	32,863,805

	Aviation: Parts and Services — 0.4%
29,000	United Technologies Corp.	1,453,950	3,737,810

	Broadcasting — 2.5%
347,000	CBS Corp., Cl. A, Voting	8,241,275	16,520,670
65,000	Liberty Global plc, Cl. A†	1,470,230	1,619,800
135,000	Liberty Global plc, Cl. C†	2,978,102	3,268,350
36,000	MSG Networks Inc., Cl. A†	134,967	783,000

		12,824,574	22,191,820

	Building and Construction — 1.8%
12,333	Arcosa Inc.	160,511	376,773
164,000	Fortune Brands Home & Security Inc.	1,550,317	7,808,040
45,800	Herc Holdings Inc.†	1,447,522	1,785,284
160,000	Johnson Controls International plc	3,072,396	5,910,400

		6,230,746	15,880,497

	Business Services — 3.7%
31,500	Automatic Data Processing Inc.	1,192,888	5,031,810
86,500	Mastercard Inc., Cl. A	702,511	20,366,425
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	198,504
40,000	Pentair plc	833,620	1,780,400

Shares		Cost	Market Value
27,500	S&P Global Inc.	$1,131,167	$5,790,125

		4,025,676	33,167,264

	Cable and Satellite — 0.7%
10,000	AMC Networks Inc., Cl. A†	389,742	567,600
165,000	DISH Network Corp., Cl. A†	3,263,481	5,228,850
16,000	EchoStar Corp., Cl. A†	478,840	583,200

		4,132,063	6,379,650

	Communications Equipment — 0.2%
46,000	Corning Inc.	527,588	1,522,600

	Computer Hardware — 0.9%
17,000	Apple Inc.	1,245,086	3,229,150
34,000	International Business Machines Corp.	2,670,123	4,797,400

		3,915,209	8,026,550

	Computer Software and Services — 1.6%
50,000	Fidelity National Information Services Inc.	761,410	5,655,000
190,000	Hewlett Packard Enterprise Co.	1,218,153	2,931,700
48,000	Microsoft Corp.	1,341,120	5,661,120

		3,320,683	14,247,820

	Consumer Products — 6.1%
44,000	Altria Group Inc.	517,039	2,526,920
58,000	Edgewell Personal Care Co.†	1,998,705	2,545,620
39,000	Energizer Holdings Inc.	819,610	1,752,270
27,000	Essity AB, Cl. A	436,838	776,838
2,000	National Presto Industries Inc.	60,046	217,100
48,000	Philip Morris International Inc.	1,469,196	4,242,720
56,000	Reckitt Benckiser Group plc	1,694,223	4,654,875
678,000	Swedish Match AB	8,074,724	34,558,872
70,000	Unilever NV	1,381,490	4,080,300

		16,451,871	55,355,515

	Consumer Services — 0.2%
2,700	Allegion plc	37,048	244,917
30,000	Rollins Inc.	44,741	1,248,600

		81,789	1,493,517

	Diversified Industrial — 4.4%
80,000	Crane Co.	2,475,345	6,769,600
68,000	Eaton Corp. plc	2,885,876	5,478,080
33,000	Honeywell International Inc.	709,463	5,244,360
50,000	ITT Inc.	1,004,526	2,900,000
50,000	Jardine Matheson Holdings Ltd.	2,372,853	3,118,000
178,000	Jardine Strategic Holdings Ltd.	4,191,229	6,662,540
38,000	nVent Electric plc	365,955	1,025,240
120,000	Textron Inc.	763,372	6,079,200
300,000	Toray Industries Inc.	2,031,612	1,913,471

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
37,000	Trinity Industries Inc.	$462,238	$804,010

		17,262,469	39,994,501

	Electronics — 1.2%
35,000	Sony Corp.	897,245	1,466,886
82,000	Sony Corp., ADR	1,940,881	3,463,680
60,000	TE Connectivity Ltd.	1,996,558	4,845,000
10,000	Texas Instruments Inc.	147,000	1,060,700

		4,981,684	10,836,266

	Energy and Utilities: Electric — 0.6%
1,000	American Electric Power Co. Inc.	34,670	83,750
6,000	Avangrid Inc.	117,823	302,100
45,000	El Paso Electric Co.	351,450	2,646,900
45,000	Korea Electric Power Corp., ADR†	574,378	585,450
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0	0
100,000	The AES Corp.	419,608	1,808,000

		1,497,929	5,426,200

	Energy and Utilities: Integrated — 0.9%
168,000	Energy Transfer LP	583,544	2,582,160
29,000	Eni SpA	304,221	512,492
6,500	Iberdrola SA, ADR	98,020	228,670
60,000	OGE Energy Corp.	800,122	2,587,200
56,000	PNM Resources Inc.	576,150	2,651,040

		2,362,057	8,561,562

	Energy and Utilities: Natural Gas — 2.1%
1,200	Atmos Energy Corp.	31,565	123,516
168,000	National Fuel Gas Co.	7,053,664	10,241,280
14,000	ONE Gas Inc.	58,650	1,246,420
89,000	ONEOK Inc.	812,110	6,215,760
12,000	Southwest Gas Holdings Inc.	246,965	987,120

		8,202,954	18,814,096

	Energy and Utilities: Oil — 4.0%
116,000	Anadarko Petroleum Corp.	5,260,786	5,275,680
100,000	Chevron Corp.	3,963,114	12,318,000
15,000	ConocoPhillips	274,713	1,001,100
37,000	Devon Energy Corp.	1,040,962	1,167,720
30,000	Exxon Mobil Corp.	581,525	2,424,000
90,000	Hess Corp.	4,403,532	5,420,700
21,000	Marathon Petroleum Corp.	287,339	1,256,850
32,000	Occidental Petroleum Corp.	1,119,589	2,118,400
74,000	Royal Dutch Shell plc, Cl. A, ADR	3,191,683	4,631,660

Shares		Cost	Market Value
17,000	TOTAL SA, ADR	$282,789	$946,050

		20,406,032	36,560,160

	Energy and Utilities: Services — 1.2%
340,000	Halliburton Co.	9,983,669	9,962,000
50,000	Oceaneering International Inc.†	787,822	788,500
10,000	Schlumberger Ltd.	206,840	435,700

		10,978,331	11,186,200

	Energy and Utilities: Water — 0.2%
14,000	Aqua America Inc.	103,154	510,160
70,000	Severn Trent plc	1,834,583	1,801,558

		1,937,737	2,311,718

	Entertainment — 1.4%
65,000	Grupo Televisa SAB, ADR	1,011,364	718,900
12,000	The Madison Square Garden Co., Cl. A†	347,057	3,517,560
260,000	Viacom Inc., Cl. A	10,056,475	8,437,000

		11,414,896	12,673,460

	Environmental Services — 0.8%
43,000	Republic Services Inc.	1,450,166	3,456,340
38,000	Waste Management Inc.	1,145,946	3,948,580

		2,596,112	7,404,920

	Equipment and Supplies — 2.8%
17,000	A.O. Smith Corp.	50,180	906,440
16,346	Danaher Corp.	476,946	2,157,999
179,000	Flowserve Corp.	2,258,602	8,080,060
60,000	Graco Inc.	1,006,940	2,971,200
11,000	Ingersoll-Rand plc	222,627	1,187,450
22,000	Minerals Technologies Inc.	757,033	1,293,380
170,000	Mueller Industries Inc.	3,284,149	5,327,800
16,000	Parker-Hannifin Corp.	835,168	2,745,920
11,000	Tenaris SA, ADR	226,140	310,750

		9,117,785	24,980,999

	Financial Services — 14.6%
6,300	Alleghany Corp.†	969,808	3,858,120
28,000	AllianceBernstein Holding LP	281,113	808,920
64,000	American Express Co.(b)	1,322,537	6,995,200
10,000	American International Group Inc.	228,336	430,600
20,000	Argo Group International Holdings Ltd.	393,454	1,413,200
5,195	Banco Santander Chile, ADR	29,250	154,551
9,393	Banco Santander SA, ADR	33,997	43,490
170,000	Bank of America Corp.	1,104,015	4,690,300
13,056	BNP Paribas SA	580,935	624,051
37,000	Eaton Vance Corp.	1,048,071	1,491,470
28,000	Fidelity Southern Corp.	239,312	766,920

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
50,000	Interactive Brokers Group Inc., Cl. A	$752,861	$2,594,000
15,000	Jefferies Financial Group Inc.	263,160	281,850
23,000	JPMorgan Chase & Co.	446,329	2,328,290
68,000	Julius Baer Group Ltd.	2,230,242	2,747,316
80,000	Kinnevik AB, Cl. A	1,537,659	2,112,441
120,000	Legg Mason Inc.	2,067,628	3,284,400
100,000	Loews Corp.	3,791,680	4,793,000
40,000	M&T Bank Corp.	3,327,363	6,280,800
77,000	Marsh & McLennan Cos. Inc.	2,236,745	7,230,300
160,000	Morgan Stanley	3,425,606	6,752,000
150,000	Navient Corp.	1,199,502	1,735,500
10,000	Och-Ziff Capital Management Group LLC, Cl. A	207,844	164,100
38,000	Oritani Financial Corp.	380,000	631,940
10,000	Popular Inc.	178,910	521,300
175,000	SLM Corp.	854,604	1,734,250
134,000	State Street Corp.	6,111,131	8,818,540
275,000	Sterling Bancorp	2,964,139	5,123,250
8,000	T. Rowe Price Group Inc.	148,674	800,960
76,000	TD Ameritrade Holding Corp.	1,268,664	3,799,240
425,000	The Bank of New York Mellon Corp.(b)	10,849,321	21,432,750
18,500	The Goldman Sachs Group Inc.	2,239,746	3,551,815
64,000	The Hartford Financial Services Group Inc.	2,008,157	3,182,080
96,000	The PNC Financial Services Group Inc.	4,938,114	11,775,360
5,000	The Travelers Companies Inc.	198,991	685,800
51,000	Waddell & Reed Financial Inc., Cl. A	841,409	881,790
145,000	Wells Fargo & Co.	4,161,050	7,006,400

		64,860,357	131,526,294

	Food and Beverage — 18.6%
2,000	Ajinomoto Co. Inc.	32,542	31,923
1,000	Anheuser-Busch InBev SA/NV	15,876	83,862
348,000	Brown-Forman Corp., Cl. A	5,247,982	17,807,160
3,000	Brown-Forman Corp., Cl. B	55,604	158,340
146,000	Campbell Soup Co.	4,572,584	5,566,980
80,000	Coca-Cola Amatil Ltd., ADR	246,845	488,800
20,000	Coca-Cola European Partners plc	450,000	1,034,800
13,500	Coca-Cola Femsa SAB de CV, ADR	496,715	891,000
7,500	Constellation Brands Inc., Cl. A	93,025	1,314,975
78,000	Danone SA	3,676,981	6,010,163
810,000	Davide Campari-Milano SpA	2,747,502	7,950,441
84,000	Diageo plc, ADR	4,605,739	13,743,240

Shares		Cost	Market Value
110,000	Fomento Economico Mexicano SAB de CV, ADR	$2,587,702	$10,150,800
190,000	General Mills Inc.	4,880,395	9,832,500
2,150,000	Grupo Bimbo SAB de CV, Cl. A	1,721,513	4,484,924
130,000	Heineken NV	6,009,568	13,719,516
180,000	ITO EN Ltd.	3,454,318	9,338,627
35,500	Kellogg Co.	1,826,705	2,036,990
2,000	McCormick & Co. Inc., Cl. V	137,120	299,700
22,000	McCormick & Co. Inc., Non-Voting	1,051,556	3,313,860
335,000	Mondelēz International Inc., Cl. A	6,068,284	16,723,200
52,000	Nestlé SA	1,066,266	4,955,862
95,000	Nissin Foods Holdings Co. Ltd.	3,080,973	6,514,482
55,000	PepsiCo Inc.	3,540,723	6,740,250
44,000	Pernod Ricard SA	3,604,760	7,897,158
59,000	Remy Cointreau SA	3,673,430	7,869,226
36,000	Sapporo Holdings Ltd.	810,532	785,094
14,000	The Coca-Cola Co.	291,760	656,040
1,000	The Hershey Co.	36,300	114,830
65,000	The Kraft Heinz Co.	1,817,290	2,122,250
37,000	Tootsie Roll Industries Inc.	646,534	1,377,880
50,000	Yakult Honsha Co. Ltd.	1,225,418	3,491,834

		69,772,542	167,506,707

	Health Care — 5.4%
10,000	Abbott Laboratories	227,205	799,400
6,000	AbbVie Inc.	149,060	483,540
4,000	Allergan plc	576,000	585,640
78,000	Baxter International Inc.	1,729,585	6,342,180
7,000	Bio-Rad Laboratories Inc., Cl. A†	687,624	2,139,760
263,000	Bristol-Myers Squibb Co.	6,373,703	12,547,730
16,000	Covetrus Inc.†	109,185	509,600
74,000	Demant A/S†	716,237	2,188,178
1,000	Eli Lilly & Co.	34,133	129,760
11,000	GlaxoSmithKline plc, ADR	465,416	459,690
40,000	Henry Schein Inc.†	392,797	2,404,400
30,000	Johnson & Johnson	1,742,774	4,193,700
61,000	Merck & Co. Inc.	1,342,146	5,073,370
25,000	Novartis AG, ADR	1,386,000	2,403,500
45,000	Pfizer Inc.	758,228	1,911,150
45,000	Roche Holding AG, ADR	826,666	1,547,550
45,000	Wright Medical Group NV†	926,550	1,415,250
18,000	Zimmer Biomet Holdings Inc.	900,232	2,298,600
15,000	Zoetis Inc.	443,584	1,510,050

		19,787,125	48,943,048

	Hotels and Gaming — 0.6%
7,500	Las Vegas Sands Corp.	18,435	457,200
75,000	MGM Resorts International	763,041	1,924,500
35,000	Ryman Hospitality Properties Inc., REIT	1,333,639	2,878,400

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
3,000	Wynn Resorts Ltd.	$114,952	$357,960

		2,230,067	5,618,060

	Industrials — 0.1%
30,000	Arconic Inc.	530,857	573,300

	Machinery — 1.7%
6,000	Caterpillar Inc.	35,181	812,940
75,000	Deere & Co.	2,938,460	11,988,000
32,000	Xylem Inc.	785,008	2,529,280

		3,758,649	15,330,220

	Metals and Mining — 0.9%
200,000	Freeport-McMoRan Inc.	2,171,089	2,578,000
150,000	Newmont Mining Corp.	3,559,052	5,365,500

		5,730,141	7,943,500

	Paper and Forest Products — 0.7%
7,000	International Paper Co.	217,070	323,890
25,000	Svenska Cellulosa AB, Cl. A	101,961	243,350
220,000	Weyerhaeuser Co., REIT	3,602,978	5,794,800

		3,922,009	6,362,040

	Publishing — 0.0%
3,000	Value Line Inc.	41,976	74,070

	Real Estate — 0.0%
9,000	Griffin Industrial Realty Inc.	219,808	313,650

	Retail — 5.0%
16,000	Cie Financiere Richemont SA	540,728	1,165,594
49,000	Copart Inc.†	431,941	2,968,910
27,000	Costco Wholesale Corp.	1,287,576	6,537,780
135,000	CVS Health Corp.	4,425,855	7,280,550
98,000	Ingles Markets Inc., Cl. A	1,743,398	2,706,760
85,000	J.C. Penney Co. Inc.†	263,474	126,650
184,000	Macy’s Inc.	1,860,345	4,421,520
84,000	Seven & i Holdings Co. Ltd.	2,505,480	3,165,064
53,000	The Home Depot Inc.	1,473,446	10,170,170
8,500	Tractor Supply Co.	67,015	830,960
77,000	Walgreens Boots Alliance Inc.	2,262,738	4,871,790
2,000	Walmart Inc.	86,680	195,060
10,000	Weis Markets Inc.	300,480	408,100

		17,249,156	44,848,908

	Specialty Chemicals — 0.8%
10,000	Albemarle Corp.	102,314	819,800
3,000	Ashland Global Holdings Inc.	67,390	234,390
70,000	Ferro Corp.†	123,575	1,325,100
8,000	FMC Corp.	161,197	614,560
46,000	H.B. Fuller Co.	950,216	2,237,440
1,300	International Flavors & Fragrances Inc.	58,410	167,427
2,400	NewMarket Corp.	9,263	1,040,544

Shares		Cost	Market Value
1,000	Quaker Chemical Corp.	$10,797	$200,330
19,000	The Chemours Co.	198,828	706,040

		1,681,990	7,345,631

	Telecommunications — 4.2%
2,000	AT&T Inc.	47,800	62,720
218,000	BCE Inc.	4,123,859	9,677,020
20,000	BT Group plc, ADR	277,705	295,800
220,000	Deutsche Telekom AG, ADR	3,030,053	3,648,700
33,000	Loral Space & Communications Inc.†	1,317,447	1,189,650
16,000	Orange SA, ADR	206,327	260,800
13,000	Proximus SA	318,676	374,924
24,500	Telefonica SA, ADR	80,420	204,820
178,000	Telephone & Data Systems Inc.	4,834,364	5,469,940
47,000	TELUS Corp.	713,431	1,740,880
250,000	Verizon Communications Inc.	8,246,313	14,782,500

		23,196,395	37,707,754

	Transportation — 1.1%
127,000	GATX Corp.	4,025,968	9,698,990

	Wireless Communications — 0.8%
6,000	Millicom International Cellular SA	291,776	367,620
33,000	Millicom International Cellular SA, SDR	2,130,301	2,003,646
200,000	NTT DoCoMo Inc.	2,898,164	4,423,893
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	107,200
3,000	Vodafone Group plc, ADR	70,658	54,540

		5,482,461	6,956,899

	TOTAL COMMON STOCKS	393,122,564	896,150,278

	CLOSED-END FUNDS — 0.8%
95,000	Altaba Inc.†	1,530,947	7,041,400

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
20,000	Cincinnati Bell Inc., 6.750%, Ser. B(c)	404,371	779,900

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	$522	$12

	TOTAL INVESTMENTS — 100.2%	$395,058,404	903,971,590

	Other Assets and Liabilities (Net) — (0.2)%.		(1,533,211)

	NET ASSETS — 100.0%		$902,438,379

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $22,904,500 were deposited with Pershing LLC.
(c)	Security is perpetual and has no stated maturity date.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Statement of Assets and Liabilities
March 31, 2019 (Unaudited)
Assets:
Investments, at value (cost $395,058,404)	$903,971,590
Foreign currency, at value (cost $11,579)	11,553
Cash	133,374
Receivable for investments sold	4,579,875
Receivable for Fund shares sold	411,141
Dividends receivable	2,752,410
Prepaid expenses	45,883

Total Assets	911,905,826

Liabilities:
Payable for Fund shares redeemed	1,974,859
Payable for investment advisory fees	770,739
Payable for distribution fees	226,372
Payable for accounting fees	7,500
Line of credit payable	6,072,000
Other accrued expenses	415,977

Total Liabilities.	9,467,447

Net Assets
(applicable to 51,554,250 shares outstanding)	$902,438,379

Net Assets Consist of:
Paid-in capital	$297,403,306
Total distributable earnings	605,035,073

Net Assets	$902,438,379

Shares of Capital Stock, each at $0.001 par value:
Class AAA:

Net Asset Value, offering, and redemption price per share ($430,109,665 ÷ 23,878,953 shares outstanding; 150,000,000 shares authorized)	$18.01

Class A:
Net Asset Value and redemption price per share ($77,709,932 ÷ 4,342,664 shares outstanding; 50,000,000 shares authorized)	$17.89

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.98

Class C:
Net Asset Value and offering price per share ($137,604,402 ÷ 9,837,558 shares outstanding; 50,000,000 shares authorized)	$13.99	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($257,014,380 ÷ 13,495,075 shares outstanding; 50,000,000 shares authorized)	$19.05

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended March 31, 2019 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $172,350)	$10,224,147
Interest	108

Total Investment Income	10,224,255

Expenses:
Investment advisory fees	4,762,548
Distribution fees - Class AAA	555,961
Distribution fees - Class A	94,818
Distribution fees - Class C	742,691
Shareholder services fees	473,203
Interest expense	341,737
Shareholder communication expenses	103,871
Custodian fees	87,371
Registration expenses	51,227
Legal and audit fees	25,520
Accounting fees	22,500
Directors’ fees	21,619
Miscellaneous expenses	45,650

Total Expenses	7,328,716

Less:
Expenses paid indirectly by broker (See Note 6)	(4,206)

Net Expenses.	7,324,510

Net Investment Income	2,899,745

Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	134,345,026
Net realized loss on foreign currency transactions	(16,790)

Net realized gain on investments and foreign currency transactions	134,328,236

Net change in unrealized appreciation/depreciation:
on investments	(175,764,355)
on foreign currency translations	4,661

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(175,759,694)

Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency	(41,431,458)

Net Decrease in Net Assets Resulting from Operations	$(38,531,713)

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$2,899,745	$10,241,486
Net realized gain on investments and foreign currency transactions	134,328,236	212,502,993
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(175,759,694)	(135,349,398)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(38,531,713)	87,395,081

Distributions to Shareholders:
Class AAA	(14,993,693)*	(98,781,156)
Class A	(2,589,534)*	(17,203,694)
Class C	(6,398,434)*	(41,334,525)
Class I	(8,965,912)*	(65,782,800)

	(32,947,573)	(223,102,175)

Return of capital
Class AAA	—	(25,622,488)
Class A	—	(3,971,454)
Class C	—	(10,578,318)
Class I	—	(16,237,915)
Class T**	—	(50)

	—	(56,410,225)

Total Distributions to Shareholders	(32,947,573)	(279,512,400)

Capital Share Transactions:
Class AAA	(60,092,172)	(56,588,389)
Class A	(3,580,720)	(15,035,802)
Class C	(25,738,147)	(31,440,340)
Class I	(78,469,293)	(32,023,271)
Class T**	—	(1,063)

Net Decrease in Net Assets from Capital Share Transactions	(167,880,332)	(135,088,865)

Redemption Fees	2,462	607

Net Decrease in Net Assets	(239,357,156)	(327,205,577)
Net Assets:
Beginning of year	1,141,795,535	1,469,001,112

End of period	$902,438,379	$1,141,795,535

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2019(d)	$19.09	$ 0.06	$(0.54)	$(0.48)	$(0.50)	$(0.10)	—	$(0.60)	$0.00	$18.01	(2.36)%	$430,110	0.65	%(e)	1.50	%(e)(f)	0	%(g)
2018	22.84	0.19	1.34	1.53	(0.20)	(3.68)	$(1.40)	(5.28)	0.00	19.09	6.77	521,485	0.82		1.40	(f)	0	(g)
2017	24.06	0.24	2.97	3.21	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.84	13.91	662,696	0.97		1.39	(f)	1
2016	25.08	0.26	2.72	2.98	(0.26)	(2.35)	(1.39)	(4.00)	0.00	24.06	11.31	833,154	0.99		1.39	(f)	1
2015	28.55	0.25	(1.71)	(1.46)	(0.18)	(1.83)	—	(2.01)	0.00	25.08	(5.40)	985,647	0.88		1.37	(f)	3
2014	26.68	0.30	3.05	3.35	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.55	12.64	1,604,629	1.06		1.37		4
Class A
2019(d)	$18.97	$ 0.06	$(0.54)	$(0.48)	$(0.50)	$(0.10)	—	$(0.60)	$0.00	$17.89	(2.37)%	$77,710	0.66	%(e)	1.50	%(e)(f)	0	%(g)
2018	22.73	0.19	1.33	1.52	(0.20)	(3.68)	$(1.40)	(5.28)	0.00	18.97	6.76	86,332	0.82		1.40	(f)	0	(g)
2017	23.96	0.24	2.96	3.20	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.73	13.92	115,702	0.96		1.39	(f)	1
2016	24.99	0.26	2.71	2.97	(0.26)	(2.35)	(1.39)	(4.00)	0.00	23.96	11.31	160,593	0.99		1.39	(f)	1
2015	28.45	0.26	(1.71)	(1.45)	(0.18)	(1.83)	—	(2.01)	0.00	24.99	(5.38)	183,418	0.90		1.37	(f)	3
2014	26.59	0.30	3.04	3.34	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.45	12.64	209,501	1.07		1.37		4
Class C
2019(d)	$15.03	$(0.01)	$(0.43)	$(0.44)	$(0.50)	$(0.10)	—	$(0.60)	$0.00	$13.99	(2.73)%	$137,604	(0.10	%)(e)	2.25	%(e)(f)	0	%(g)
2018	19.17	0.01	1.13	1.14	(0.07)	(3.68)	$(1.53)	(5.28)	0.00	15.03	6.02	176,167	0.07		2.15	(f)	0	(g)
2017	20.99	0.05	2.56	2.61	(0.10)	(3.33)	(1.00)	(4.43)	0.00	19.17	13.04	246,690	0.22		2.14	(f)	1
2016	22.48	0.06	2.45	2.51	(0.09)	(2.35)	(1.56)	(4.00)	0.00	20.99	10.51	306,349	0.24		2.14	(f)	1
2015	25.99	0.04	(1.54)	(1.50)	(0.18)	(1.83)	—	(2.01)	0.00	22.48	(6.10)	329,846	0.15		2.12	(f)	3
2014	24.59	0.08	2.80	2.88	(0.25)	(0.38)	(0.85)	(1.48)	0.00	25.99	11.78	321,772	0.31		2.12		4
Class I
2019(d)	$20.13	$ 0.08	$(0.56)	$(0.48)	$(0.50)	$(0.10)	—	$(0.60)	$0.00	$19.05	(2.23)%	$257,014	0.90	%(e)	1.25	%(e)(f)	0	%(g)
2018	23.75	0.26	1.40	1.66	(0.26)	(3.68)	$(1.34)	(5.28)	0.00	20.13	7.07	357,812	1.08		1.15	(f)	0	(g)
2017	24.80	0.31	3.07	3.38	(0.31)	(3.33)	(0.79)	(4.43)	0.00	23.75	14.19	443,912	1.21		1.14	(f)	1
2016	25.68	0.33	2.79	3.12	(0.32)	(2.35)	(1.33)	(4.00)	0.00	24.80	11.59	484,305	1.24		1.14	(f)	1
2015	29.11	0.34	(1.76)	(1.42)	(0.18)	(1.83)	—	(2.01)	0.00	25.68	(5.15)	663,429	1.15		1.12	(f)	3
2014	27.11	0.38	3.10	3.48	(0.51)	(0.38)	(0.59)	(1.48)	0.00	29.11	12.92	652,719	1.28		1.12		4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended March 31, 2019 and the fiscal years ended September 30, 2018 and 2017. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.42%, 1.39%, and 1.38% (Class AAA and Class A), 2.17%, 2.14%, and 2.13% (Class C), and 1.17%, 1.14%, and 1.13% (Class I), respectively. For the fiscal years ended September 30, 2016, 2015, and 2014, the effect of interest expense was minimal.

(d)	For the six months ended March 31, 2019, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2019 and the fiscal years ended September 30, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 3/31/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Electric	$5,426,200	—	$0	$5,426,200
Other Industries (a)	890,724,078	—	—	890,724,078
Total Common Stocks	896,150,278	—	0	896,150,278
Closed-End Funds	7,041,400	—	—	7,041,400
Convertible Preferred Stocks (a)	—	$779,900	—	779,900
Warrants (a)	12	—	—	12
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$903,191,690	$779,900	$0	$903,971,590

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended March 31, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2019, the Fund held no option positions.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2019, there were no short sales.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2018 was as follows:

Distributions paid from:
Ordinary income	$11,254,231
Net long term capital gains	211,847,944
Return of capital	56,410,225

Total distributions paid	$279,512,400

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$398,184,908	$511,481,391	$(5,694,709)	$505,786,682

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2019, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2019, other than short term securities and U.S. Government obligations, aggregated to $2,273,239 and $250,894,791, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2019, the Fund paid $95,585 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $31,976 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,206.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2019, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2019, there was $6,072,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2019 was $16,612,093 with a weighted average interest rate of 3.64%. The maximum amount borrowed at any time during the six months ended March 31, 2019 was $58,934,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2019 and the fiscal year ended September 30, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	297,877	$5,243,786	679,572	$15,716,026
Shares issued upon reinvestment of distributions	834,123	14,505,948	6,035,921	120,316,691
Shares redeemed	(4,566,446)	(79,841,906)	(8,414,843)	(192,621,106)

Net decrease	(3,434,446)	$(60,092,172)	(1,699,350)	$(56,588,389)

Class A
Shares sold	557,475	$9,725,525	644,832	$14,727,628
Shares issued upon reinvestment of distributions	139,712	2,414,921	996,100	19,748,656
Shares redeemed	(904,962)	(15,721,166)	(2,180,983)	(49,512,086)

Net decrease	(207,775)	$(3,580,720)	(540,051)	$(15,035,802)

Class C
Shares sold	1,163,224	$15,992,709	1,174,177	$21,686,613
Shares issued upon reinvestment of distributions	428,423	5,820,442	2,942,702	46,752,707
Shares redeemed	(3,478,338)	(47,551,298)	(5,259,907)	(99,879,660)

Net decrease	(1,886,691)	$(25,738,147)	(1,143,028)	$(31,440,340)

Class I
Shares sold	941,399	$17,548,164	2,734,591	$65,019,434
Shares issued upon reinvestment of distributions	454,013	8,338,081	3,605,793	75,575,488
Shares redeemed	(5,678,939)	(104,355,538)	(7,251,786)	(172,618,193)

Net decrease	(4,283,527)	$(78,469,293)	(911,402)	$(32,023,271)

Class T *
Shares issued upon reinvestment of distributions	—	—	2	$36
Shares redeemed	—	—	(47)	(1,099)

Net decrease	—	—	(45)	$(1,063)

*	Class T Shares were liquidated on September 21, 2018.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2019, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one, three, and five year periods, as measured against the Adviser Peer Group. The Independent Board Members noted that, although the Fund’s performance was in the lower quartiles, the Fund’s performance for the one year period was just over one percentage point below the median of the Adviser Peer Group, and for the five year period was below the median of the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year, three year, and five year periods, and further noted that, despite the low quintile rankings, the Fund’s absolute performance relative to the Broadridge Peer Group for the one and five year periods was generally comparable with the Fund’s absolute performance relative to the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of seven other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average

21

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

22

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.
THE GABELLI EQUITY INCOME FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q119SR

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2019

To Our Shareholders,

For the six months ended March 31, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Small Cap Growth Fund decreased 6.5% compared with a decrease of 8.6% for the Russell 2000 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2019.

Comparative Results

Average Annual Returns through March 31, 2019 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(10/22/91)
Class AAA (GABSX)	(6.55)%	(1.12)%	5.72%	14.39%	9.11%	12.05%
Russell 2000 Index	(8.56)	2.05	7.05	15.36	8.04	9.57
S&P SmallCap 600 Index	(10.83)	1.57	8.45	17.00	9.56	N/A(e)
Lipper Small-Cap Core Funds Average	(7.74)	1.63	6.77	15.07	8.13	N/A(f)
Class A (GCASX)	(6.55)	(1.13)	5.72	14.38	9.11	12.05
With sales charge (c)	(11.93)	(6.81)	4.47	13.71	8.68	11.81
Class C (GCCSX)	(6.90)	(1.86)	4.93	13.53	8.30	11.59
With contingent deferred sales charge (d)	(7.83)	(2.84)	4.93	13.53	8.30	11.59
Class I (GACIX)	(6.44)	(0.87)	5.98	14.68	9.32	12.17

In the current prospectuses dated January 28, 2019, the expense ratios for Class AAA, A, C, and I, Shares are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. See page 14 for the expense ratios for the six months ended March 31, 2019. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b) The Fund’s fiscal year ends September 30.
(c) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e) S&P SmallCap 600 Index inception date as of December 31, 1994.
(f) Lipper Small-Cap Core Funds Average inception date as of December 31, 1991.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2018 through March 31, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$ 934.50	1.39%	$ 6.70
Class A	$1,000.00	$ 934.50	1.39%	$ 6.70
Class C	$1,000.00	$ 931.00	2.14%	$10.30
Class I	$1,000.00	$ 935.60	1.14%	$ 5.50
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.39%	$ 6.99
Class A	$1,000.00	$1,018.00	1.39%	$ 6.99
Class C	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$1,019.25	1.14%	$ 5.74

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2019:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	10.8%
Food and Beverage	9.8%
Diversified Industrial	7.0%
Energy and Utilities	6.8%
Health Care	5.9%
Retail	5.0%
Business Services	4.5%
Automotive: Parts and Accessories	4.4%
Aviation: Parts and Services	4.3%
Hotels and Gaming	4.1%
Financial Services	3.8%
Building and Construction	3.8%
Specialty Chemicals	3.5%
Entertainment	2.6%
Computer Software and Services	2.5%
Consumer Services	2.0%
Consumer Products	1.9%
Machinery	1.7%
Real Estate	1.6%
Broadcasting	1.6%
Electronics	1.6%

Telecommunications	1.4%
Aerospace	1.4%
Automotive	1.4%
Cable	1.3%
Transportation	1.2%
Publishing	1.0%
Environmental Services	0.9%
Metals and Mining	0.9%
Manufactured Housing and Recreational Vehicles	0.5%
Home Furnishings	0.3%
Wireless Communications	0.3%
Closed-End Funds	0.1%
Communications Equipment	0.1%
Educational Services	0.0	%*
Agriculture	0.0	%*
Other Assets and Liabilities (Net)	(0.0	)%**

	100.0%

*	Amount represents less than 0.05%.

**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 1.4%
1,250,000	Aerojet Rocketdyne Holdings Inc.†	$8,355,778	$44,412,500
15,000	Embraer SA, ADR	242,470	285,150
40,000	Innovative Solutions & Support Inc.†	130,088	120,400

		8,728,336	44,818,050

	Agriculture — 0.0%
12,000	Cadiz Inc.†	93,950	116,160
4,000	Limoneira Co.	93,848	94,120

		187,798	210,280

	Automotive — 1.4%
1,300,000	Navistar International Corp.†	35,148,401	41,990,000
15,000	PACCAR Inc.	627,598	1,022,100

		35,775,999	43,012,100

	Automotive: Parts and Accessories — 4.2%
231,000	BorgWarner Inc.	1,259,065	8,872,710
1,270,000	Brembo SpA	2,438,328	14,403,002
88,022	China Automotive Systems Inc.†	420,368	283,431
32,000	Cooper Tire & Rubber Co.	741,560	956,480
1,185,000	Dana Inc.	10,629,525	21,021,900
20,000	Garrett Motion Inc.†	333,558	294,600
1,600	Lear Corp.	218,349	217,136
700,000	Modine Manufacturing Co.†	8,442,756	9,709,000
22,000	Monro Muffler Brake Inc.	150,657	1,903,440
109,000	O’Reilly Automotive Inc.†	2,680,265	42,324,700
45,000	Puradyn Filter Technologies Inc.†	11,732	2,025
185,000	SORL Auto Parts Inc.†	1,037,077	532,800
85,375	Spartan Motors Inc.	468,270	753,861
200,000	Standard Motor Products Inc.	1,551,316	9,820,000
208,000	Strattec Security Corp.(a)	4,455,293	6,111,040
361,600	Superior Industries International Inc.	5,819,304	1,721,216
455,000	Tenneco Inc., Cl. A	3,570,884	10,082,800
24,000	Thor Industries Inc.	222,371	1,496,880
260,000	Uni-Select Inc.	4,177,690	2,696,599

		48,628,368	133,203,620

	Aviation: Parts and Services — 4.3%
27,500	AAR Corp.	389,643	894,025
9,500	Astronics Corp.†	13,628	310,840
22,700	Astronics Corp., Cl. B†	31,898	737,069
8,950,000	BBA Aviation plc	20,248,342	29,025,893
316,500	Curtiss-Wright Corp.	7,931,575	35,872,110
44,000	Ducommun Inc.†	868,225	1,914,880
860,000	Kaman Corp.	16,109,881	50,258,400
90,000	Moog Inc., Cl. A	1,139,951	7,825,500
16,500	Moog Inc., Cl. B	496,050	1,409,677

Shares		Cost	Market Value

65,000	Woodward Inc.	$959,980	$6,167,850

		48,189,173	134,416,244

	Broadcasting — 1.6%
370,000	Beasley Broadcast Group Inc., Cl. A	2,178,106	1,472,600
10,000	Cogeco Communications Inc.	340,851	638,605
23,300	Cogeco Inc.	592,837	1,371,132
200,000	Corus Entertainment Inc., Cl. B	737,530	885,995
40,000	Fox Corp., Cl. A†	1,662,000	1,468,400
25,000	Gray Television Inc.†	73,674	534,000
72,350	Gray Television Inc., Cl. A†	386,480	1,520,073
1,000,000	ITV plc	2,568,460	1,655,422
20,000	Liberty Broadband Corp., Cl. A†	124,003	1,832,800
37,200	Liberty Broadband Corp., Cl. C†	214,014	3,412,728
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	66,962	680,800
40,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	139,035	1,402,000
72,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	242,910	2,748,960
72,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	230,482	2,753,280
360,000	MSG Networks Inc., Cl. A†	2,378,357	7,830,000
83,000	Nexstar Media Group Inc., Cl. A	5,092,050	8,994,710
490,000	Salem Media Group Inc.	735,816	1,251,950
169,000	Sinclair Broadcast Group Inc., Cl. A	1,323,964	6,503,120
755,280	Sirius XM Holdings Inc.	1,397,696	4,282,438

		20,485,227	51,239,013

	Building and Construction — 3.8%
86,666	Arcosa Inc.	1,086,760	2,647,646
202,667	Armstrong Flooring Inc.†	3,524,685	2,756,271
55,000	Beazer Homes USA Inc.†	924,311	633,050
280,000	D.R. Horton Inc.	3,272,733	11,586,400
52,000	Gibraltar Industries Inc.†	1,113,797	2,111,720
472,906	Herc Holdings Inc.†	16,120,515	18,433,876
24,000	Hovnanian Enterprises Inc., Cl. A†	1,422,515	263,280
5,000	JELD-WEN Holding Inc.†	99,999	88,300
135,000	Johnson Controls International plc	2,609,395	4,986,900
200,000	KB Home	2,123,861	4,834,000
489,000	Lennar Corp., Cl. B	13,141,150	19,129,680
495,000	Louisiana-Pacific Corp.	4,123,575	12,068,100
146,000	MDC Holdings Inc.	2,973,120	4,242,760
150,000	Meritage Homes Corp.†	3,332,016	6,706,500
2,700	NVR Inc.†	1,908,453	7,470,900

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Building and Construction (Continued)
335,000	PulteGroup Inc.	$2,364,900	$9,366,600
65,000	Titan Machinery Inc.†	1,078,654	1,011,400
365,000	Toll Brothers Inc.	7,125,596	13,213,000

		68,346,035	121,550,383

	Business Services — 4.5%
36,000	ACCO Brands Corp.	266,315	308,160
700,012	Clear Channel Outdoor Holdings Inc., Cl. A†	2,230,266	3,745,064
562,000	Diebold Nixdorf Inc.†	6,111,311	6,221,340
138,000	Element Solutions Inc.†	1,380,871	1,393,800
95,000	GP Strategies Corp.†	791,180	1,154,250
25,000	GSE Systems Inc.†	87,955	70,000
1,460,000	Internap Corp.†(a)	11,113,581	7,241,600
695,000	Live Nation Entertainment Inc.†	6,529,495	44,160,300
180,000	Loomis AB, Cl. B	1,860,625	6,195,347
208,000	Macquarie Infrastructure Corp.	1,129,353	8,573,760
94,000	McGrath RentCorp.	2,555,092	5,317,580
62,000	Scientific Games Corp.†	524,533	1,266,040
20,000	Sealed Air Corp.	587,044	921,200
115,000	Sohgo Security Services Co. Ltd.	1,389,979	5,001,353
17,000	Stamps.com Inc.†	147,469	1,383,970
345,000	Team Inc.†	5,376,189	6,037,500
33,000	The Brink’s Co.	613,158	2,488,530
1,540,000	The Interpublic Group of Companies Inc.	9,881,134	32,355,400
25,000	TransAct Technologies Inc.	115,198	228,500
1,588,200	Trans-Lux Corp.†(a)	3,038,111	1,461,144
47,000	United Rentals Inc.†	587,456	5,369,750
14,444	Vectrus Inc.†	306,666	384,066

		56,622,981	141,278,654

	Cable — 1.3%
160,000	AMC Networks Inc., Cl. A†	1,836,742	9,081,600
50,000	DISH Network Corp., Cl. A†	968,420	1,584,500
36,000	EchoStar Corp., Cl. A†	708,109	1,312,200
297,990	Liberty Global plc, Cl. A†	7,607,076	7,425,911
734,391	Liberty Global plc, Cl. C†	18,704,379	17,779,606
260,000	WideOpenWest Inc.†	3,452,827	2,366,000

		33,277,553	39,549,817

	Communications Equipment — 0.1%
260,500	Communications Systems Inc.	1,816,419	690,325
46,000	Fortinet Inc.†	931,008	3,862,620

		2,747,427	4,552,945

	Computer Software and Services — 2.5%
50,000	3D Systems Corp.†	629,043	538,000

Shares		Cost	Market Value

140,000	Activision Blizzard Inc.	$2,116,260	$6,374,200
694,164	Alithya Group Inc., Cl. A†	2,687,484	2,179,675
200,000	Avid Technology Inc.†	1,247,416	1,490,000
155,000	comScore Inc.†	3,681,162	3,138,750
419,600	GTY Govtech Inc.†	4,124,226	3,692,480
40,000	InterXion Holding NV†	630,985	2,669,200
20,000	MKS Instruments Inc.	364,304	1,861,000
134,000	NCR Corp.†	1,163,995	3,656,860
3,996	NetScout Systems Inc.†	14,188	112,168
100,000	Rockwell Automation Inc.	2,731,906	17,546,000
10,000	SecureWorks Corp., Cl. A†	127,406	184,000
132,000	Stratasys Ltd.†	3,329,965	3,144,240
158,500	Tyler Technologies Inc.†	464,818	32,397,400

		23,313,158	78,983,973

	Consumer Products — 1.9%
190,000	1-800-FLOWERS.COM Inc., Cl. A†	510,010	3,463,700
78,000	Brunswick Corp.	2,094,741	3,925,740
33,500	Chofu Seisakusho Co. Ltd.	484,644	693,093
69,000	Church & Dwight Co. Inc.	117,444	4,914,870
20,000	Energizer Holdings Inc.	857,799	898,600
75,000	Ginko International Co. Ltd.	806,645	566,993
2,000	Harley-Davidson Inc.	4,713	71,320
147,300	Hunter Douglas NV	6,420,817	9,881,027
2,800	Kobayashi Pharmaceutical Co. Ltd.	115,862	235,965
13,000	LCI Industries	218,598	998,660
270,000	Marine Products Corp.	170,928	3,636,900
9,500	National Presto Industries Inc.	283,874	1,031,225
60,000	Newell Brands Inc.	1,084,410	920,400
425,000	Sally Beauty Holdings Inc.†	2,879,800	7,824,250
220,000	Samick Musical Instruments Co. Ltd.	299,584	375,033
13,000	Shimano Inc.	1,500,919	2,111,342
2,000	Spectrum Brands Holdings Inc.	94,080	109,560
14,000	Steven Madden Ltd.	34,457	473,760
150,000	Swedish Match AB	2,992,162	7,645,768
28,000	The Scotts Miracle-Gro Co.	1,024,590	2,200,240
21,000	WD-40 Co.	576,931	3,558,240
95,000	Wolverine World Wide Inc.	462,375	3,394,350

		23,035,383	58,931,036

	Consumer Services — 2.0%
53,000	Bowlin Travel Centers Inc.†	53,947	126,935
2,750	Collectors Universe Inc.	0	48,180
20,000	GCI Liberty Inc., Cl. A†	180,509	1,112,200
16,000	IAC/InterActiveCorp.†	177,210	3,361,760
264,000	KAR Auction Services Inc.	3,557,582	13,545,840
20,000	Liberty Expedia Holdings Inc., Cl. A†	257,948	856,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Services (Continued)
25,000	Liberty TripAdvisor Holdings Inc., Cl. A†	$258,728	$354,750
130,000	Qurate Retail Inc.†	1,957,980	2,077,400
1,015,000	Rollins Inc.	1,670,309	42,244,300

		8,114,213	63,727,365

	Diversified Industrial — 7.0%
15,700	Acuity Brands Inc.	161,657	1,884,157
30,000	Aegion Corp.†	561,304	527,100
85,000	Albany International Corp., Cl. A	1,804,512	6,085,150
12,000	Altra Industrial Motion Corp.	524,605	372,600
160,000	Ampco-Pittsburgh Corp.†	1,419,876	528,000
6,000	Anixter International Inc.†	57,120	336,660
4,500	Ardagh Group SA	59,446	58,500
73,037	Burnham Holdings Inc., Cl. A	1,322,546	1,088,251
400,000	Crane Co.	9,478,082	33,848,000
140,000	EnPro Industries Inc.	8,043,562	9,023,000
115,000	Greif Inc., Cl. A	2,267,516	4,743,750
117,970	Greif Inc., Cl. B	5,709,954	5,767,553
1,598,000	Griffon Corp.	20,204,258	29,531,040
21,000	Haynes International Inc.	893,892	689,430
190,000	Jardine Strategic Holdings Ltd.	3,487,637	7,111,700
8,000	JSP Corp.	259,990	176,342
840,000	Katy Industries Inc.†(a)	2,604	3,066
176,000	Kimball International Inc., Cl. B	1,768,660	2,488,640
50,000	L.B. Foster Co., Cl. A†	642,804	941,000
80,000	Lawson Products Inc.†	1,171,587	2,508,800
92,000	Lincoln Electric Holdings Inc.	2,465,097	7,716,040
57,000	Lindsay Corp.	1,321,951	5,517,030
27,000	Lydall Inc.†	286,221	633,420
41,021	Matthews International Corp., Cl. A	1,256,622	1,515,726
1,000,000	Myers Industries Inc.	14,177,334	17,110,000
19,000	nVent Electric plc	231,864	512,620
121,500	Oil-Dri Corp. of America	1,286,709	3,783,510
120,000	Olin Corp.	2,318,113	2,776,800
309,000	Park-Ohio Holdings Corp.	3,012,238	10,005,420
19,000	Pentair plc	495,270	845,690
98,000	Raven Industries Inc.	2,426,663	3,760,260
23,000	Roper Technologies Inc.	434,338	7,865,310
90,000	Sonoco Products Co.	2,728,053	5,537,700
57,000	Standex International Corp.	1,528,709	4,183,800
475,042	Steel Connect Inc.†	1,639,126	954,834
285,046	Steel Partners Holdings LP†	4,817,329	3,984,943
17,000	T Hasegawa Co. Ltd.	324,463	273,798
8,000	Terex Corp.	190,480	257,040
390,000	Textron Inc.	2,523,213	19,757,400
535,200	Tredegar Corp.	9,111,174	8,638,128

Shares		Cost	Market Value

260,000	Trinity Industries Inc.	$3,129,614	$5,649,800
55,000	Ultra Electronics Holdings plc	1,112,708	1,143,296

		116,658,901	220,135,304

	Educational Services — 0.0%
59,000	Career Education Corp.†	416,169	974,680
70,000	Universal Technical Institute Inc.†	714,397	238,700

		1,130,566	1,213,380

	Electronics — 1.6%
187,000	Badger Meter Inc.	2,625,172	10,404,680
281,652	Bel Fuse Inc., Cl. A(a)	6,359,535	6,035,802
545,000	CTS Corp.	5,245,019	16,006,650
400,000	Cypress Semiconductor Corp.	2,974,430	5,968,000
40,000	Daktronics Inc.	362,126	298,000
1,167	Fortive Corp.	4,776	97,900
233,500	Gentex Corp.	2,873,870	4,828,780
40,000	IMAX Corp.†	583,383	907,200
70,000	KEMET Corp.	270,334	1,187,900
10,000	Park Electrochemical Corp.	79,205	157,000
60,000	Renesas Electronics Corp.†	389,832	277,181
130,000	Stoneridge Inc.†	923,021	3,751,800

		22,690,703	49,920,893

	Energy and Utilities — 6.8%
57,000	Avangrid Inc.	2,237,235	2,869,950
60,000	Avista Corp.	1,939,815	2,437,200
159,000	Black Hills Corp.	3,866,924	11,777,130
700,000	Black Ridge Oil and Gas Inc.†	7,560	25,200
278,000	Callon Petroleum Co.†	2,134,907	2,098,900
46,000	Chesapeake Utilities Corp.	838,953	4,195,660
5,000	Clean Energy Fuels Corp.†	39,414	15,450
38,000	CMS Energy Corp.	197,906	2,110,520
21,000	Connecticut Water Service Inc.	421,740	1,441,650
11,000	Consolidated Water Co. Ltd.	141,093	141,570
150,000	Covanta Holding Corp.	212,840	2,596,500
94,000	Diamondback Energy Inc.	4,888,629	9,543,820
50,000	Dril-Quip Inc.†	2,070,723	2,292,500
400,000	El Paso Electric Co.	5,784,699	23,528,000
80,000	Energy Recovery Inc.†	352,081	698,400
140,000	Evergy Inc.	2,173,050	8,127,000
108,000	Hawaiian Electric Industries Inc.	2,733,599	4,403,160
41,111	KLX Energy Services Holdings Inc.†	1,203,652	1,033,530
31,000	Landis+Gyr Group AG	1,947,001	1,961,336
38,231	Marathon Petroleum Corp.	230,748	2,288,125
40,000	Middlesex Water Co.	682,891	2,239,600
95,000	National Fuel Gas Co.	5,556,830	5,791,200
15,000	Northwest Natural Holding Co.	715,241	984,450

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
71,000	NorthWestern Corp.	$2,133,407	$4,999,110
80,000	Oceaneering International Inc.†	1,366,984	1,261,600
231,000	Otter Tail Corp.	5,148,898	11,508,420
16,000	Patterson-UTI Energy Inc.	298,931	224,320
1,220,000	PNM Resources Inc.	13,924,461	57,754,800
54,000	Rowan Companies plc, Cl. A†	1,874,340	582,660
1,970,000	RPC Inc.	1,179,814	22,477,700
20,000	Siemens Gamesa Renewable Energy SA†	117,491	318,466
98,000	SJW Group	1,838,479	6,050,520
156,000	Southwest Gas Holdings Inc.	3,483,170	12,832,560
15,000	Spire Inc.	594,172	1,234,350
41,000	The York Water Co.	573,821	1,407,120
13,500	Vestas Wind Systems A/S	125,317	1,135,920

		73,036,816	214,388,397

	Entertainment — 2.6%
4,000	AMC Entertainment Holdings Inc., Cl. A	56,832	59,400
50,000	Discovery Inc., Cl. A†	863,334	1,351,000
100,000	Discovery Inc., Cl. C†	926,160	2,542,000
432,612	Dover Motorsports Inc.	1,597,821	873,876
140,000	Entertainment One Ltd.	655,486	814,713
22,000	Eros International plc†	238,814	201,080
96,010	Inspired Entertainment Inc.†	620,693	639,907
65,000	International Speedway Corp., Cl. A	2,040,899	2,835,950
6,814	International Speedway Corp., Cl. B	167,786	301,247
78,334	Liberty Media Corp.- Liberty Braves, Cl. A†	1,724,567	2,188,652
255,000	Liberty Media Corp.- Liberty Braves, Cl. C†	3,948,720	7,081,350
14,000	Lions Gate Entertainment Corp., Cl. A	286,293	218,960
33,000	Lions Gate Entertainment Corp., Cl. B	770,966	498,300
30,000	Manchester United plc, Cl. A	481,746	576,600
94,000	Take-Two Interactive Software Inc.†	779,947	8,870,780
124,000	The Madison Square Garden Co., Cl. A†	6,688,655	36,348,120
39,500	The Walt Disney Co.	226,513	4,385,685
154,000	Universal Entertainment Corp.	2,014,869	4,640,982
96,500	World Wrestling Entertainment Inc., Cl. A	1,059,418	8,374,270

		25,149,519	82,802,872

Shares		Cost	Market Value

	Environmental Services — 0.9%
90,000	Evoqua Water Technologies Corp.†	$1,310,582	$1,132,200
348,000	Republic Services Inc.	4,279,036	27,972,240

		5,589,618	29,104,440

	Equipment and Supplies — 10.8%
85,000	A.O. Smith Corp.	314,204	4,532,200
500,000	AMETEK Inc.	862,107	41,485,000
50,000	AZZ Inc.	1,714,863	2,046,500
59,000	Chart Industries Inc.†	1,984,077	5,340,680
533,000	CIRCOR International Inc.†	15,381,645	17,375,800
390,062	Core Molding Technologies Inc.	1,259,494	2,878,658
158,000	Crown Holdings Inc.†	638,464	8,622,060
2,335	Danaher Corp.	15,131	308,267
175,000	Donaldson Co. Inc.	1,507,907	8,760,500
195,000	Entegris Inc.	1,015,400	6,959,550
770,000	Federal Signal Corp.	5,022,030	20,012,300
300,000	Flowserve Corp.	2,954,946	13,542,000
312,000	Franklin Electric Co. Inc.	1,483,719	15,940,080
690,000	Graco Inc.	7,635,882	34,168,800
93,000	IDEX Corp.	705,777	14,111,820
384,000	Interpump Group SpA	2,210,588	12,526,328
60,000	Itron Inc.†	2,399,315	2,799,000
28,500	Littelfuse Inc.	488,645	5,200,680
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	943,878
80,000	Minerals Technologies Inc.	3,960,234	4,703,200
6,000	MSA Safety Inc.	179,592	620,400
750,000	Mueller Industries Inc.	20,150,712	23,505,000
825,000	Mueller Water Products Inc., Cl. A	7,338,553	8,283,000
10,000	Plantronics Inc.	262,977	461,100
4,000	Teleflex Inc.	60,933	1,208,640
275,000	Tennant Co.	5,621,091	17,074,750
872,000	The Gorman-Rupp Co.	14,719,297	29,595,680
110,000	The Greenbrier Companies Inc.	1,383,138	3,545,300
277,096	The L.S. Starrett Co., Cl. A†	3,217,579	2,133,639
35,000	The Manitowoc Co. Inc.†	419,374	574,350
74,000	The Middleby Corp.†	1,077,388	9,622,220
40,000	The Timken Co.	1,374,376	1,744,800
48,000	The Toro Co.	845,248	3,304,320
7,500	Valmont Industries Inc.	172,236	975,750
33,000	Vicor Corp.†	165,582	1,023,660
7,875	Watsco Inc., Cl. B	23,627	1,134,866
155,000	Watts Water Technologies Inc., Cl. A	3,553,514	12,527,100

		112,479,254	339,591,876

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services — 3.7%
10,000	Alleghany Corp.†	$1,595,952	$6,124,000
32,000	Argo Group International Holdings Ltd.	679,502	2,261,120
9,970	BKF Capital Group Inc.†	171,188	104,685
26,000	Cadence BanCorp.	591,804	482,300
12,500	Capitol Federal Financial Inc.	125,000	166,875
22,000	Crazy Woman Creek Bancorp Inc.	343,564	381,920
10,000	Eagle Bancorp Inc.†	508,636	502,000
636,000	Energy Transfer LP	0	9,775,320
125	Farmers & Merchants Bank of Long Beach	819,428	1,025,000
65,000	Federated Investors Inc., Cl. B	1,555,108	1,905,150
10,300	Fidelity Southern Corp.	71,898	282,117
500,093	Flushing Financial Corp.	8,835,466	10,967,039
66,000	FNB Corp.	659,922	699,600
575,000	GAM Holding AG.	5,326,934	1,795,883
310,000	Hope Bancorp Inc.	3,512,655	4,054,800
455,800	Huntington Bancshares Inc.	4,363,341	5,779,544
435,000	Janus Henderson Group plc	8,195,733	10,866,300
750,072	KKR & Co. Inc., Cl. A	3,285,150	17,619,191
150,000	Legg Mason Inc.	3,098,475	4,105,500
5,000	Manning & Napier Inc.	24,758	10,500
100,000	Medallion Financial Corp.†	521,993	690,000
20,000	Och-Ziff Capital Management Group LLC, Cl. A	539,537	328,200
165,000	Oritani Financial Corp.	1,685,540	2,743,950
120,000	PJT Partners Inc., Cl. A	3,728,384	5,016,000
56,000	Pzena Investment Management Inc., Cl. A	507,537	453,040
3,000	Rafael Holdings Inc., Cl. B†	9,542	37,950
39,072	Sandy Spring Bancorp Inc.	1,365,728	1,222,172
843	South State Corp.	62,077	57,611
20,000	State Auto Financial Corp.	523,760	658,400
427,000	Sterling Bancorp	4,700,044	7,955,010
94,700	Synovus Financial Corp.	2,818,961	3,253,892
10,500	T. Rowe Price Group Inc.	312,410	1,051,260
24,000	TFS Financial Corp.	353,694	395,280
145,000	The Charles Schwab Corp.	2,314,814	6,200,200
15,000	Thomasville Bancshares Inc.	570,703	581,250
40,782	Value Line Inc .	570,979	1,006,908
414,000	Waddell & Reed Financial Inc., Cl. A	6,989,968	7,158,060
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	2,500
490,000	Wright Investors’ Service Holdings Inc.†	971,719	220,500

		72,313,277	117,941,027

Shares		Cost	Market Value

	Food and Beverage — 9.8%
575,000	Arca Continental SAB de CV	$1,132,490	$3,199,340
112,500	Brown-Forman Corp., Cl. A	867,033	5,756,625
24,000	Brown-Forman Corp., Cl. B	162,341	1,266,720
21,000	Bull-Dog Sauce Co. Ltd.	120,234	396,770
3,900,000	China Tontine Wines Group Ltd.†	672,138	68,561
220,000	Chr. Hansen Holding A/S	9,205,103	22,299,486
620,000	Cott Corp.	4,874,545	9,058,200
350,000	Crimson Wine Group Ltd.†	3,112,381	2,880,500
3,800,000	Davide Campari-Milano SpA	12,727,117	37,298,364
225,000	Denny’s Corp.†	718,072	4,128,750
3,500,000	Dynasty Fine Wines Group Ltd.†(b)	1,246,520	0
110,000	Farmer Brothers Co.†	1,983,969	2,201,100
510,000	Flowers Foods Inc.	1,347,594	10,873,200
103,000	Ingredion Inc.	2,069,581	9,753,070
180,000	ITO EN Ltd.	3,741,497	9,338,627
135,000	Iwatsuka Confectionery Co. Ltd.	6,518,006	5,158,576
23,000	J & J Snack Foods Corp.	509,737	3,653,320
146,000	Kameda Seika Co. Ltd.	5,952,869	6,995,037
1,155,000	Kikkoman Corp.	11,777,305	56,588,018
68,000	Lifeway Foods Inc.†	547,282	164,560
870,000	Maple Leaf Foods Inc.	15,336,470	20,123,246
6,000	MEIJI Holdings Co. Ltd.	117,526	486,691
38,000	MGP Ingredients Inc.	88,817	2,931,700
90,000	Morinaga Milk Industry Co. Ltd.	1,808,850	3,049,265
27,000	National Beverage Corp.	1,162,091	1,558,710
85,000	Nissin Foods Holdings Co. Ltd.	2,907,986	5,828,747
190,000	Post Holdings Inc.†	6,167,514	20,786,000
310,000	Rock Field Co. Ltd.	2,420,094	4,573,220
24,200	The Boston Beer Co. Inc., Cl. A†	514,747	7,132,466
392,000	The Hain Celestial Group Inc.†	3,415,282	9,063,040
78,000	The J.M. Smucker Co.	2,824,921	9,087,000
750,000	Tingyi (Cayman Islands) Holding Corp.	1,647,589	1,236,314
339,001	Tootsie Roll Industries Inc.	5,822,917	12,624,397
72,100	United Natural Foods Inc.†	1,663,229	953,162
440,000	Vina Concha y Toro SA	820,659	916,525
1,400,000	Vitasoy International Holdings Ltd.	1,028,189	6,777,113
20,000	Willamette Valley Vineyards Inc.†	73,225	144,200
148,000	Yakult Honsha Co. Ltd.	3,691,177	10,335,830

		120,797,097	308,686,450

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care — 5.9%
25,000	Achaogen Inc.†	$115,892	$11,407
4,500	Align Technology Inc.†	31,390	1,279,485
8,000	Allergan plc	1,305,913	1,171,280
28,000	AngioDynamics Inc.†	282,900	640,080
6,000	Anika Therapeutics Inc.†	50,333	181,440
10,000	Bio-Rad Laboratories Inc., Cl. A†	615,285	3,056,800
18,000	Bruker Corp.	164,975	691,920
100,000	Cantel Medical Corp.	1,090,357	6,689,000
42,000	Cardiovascular Systems Inc.†	1,223,149	1,623,720
5,000	Cassava Sciences Inc.†	18,175	6,450
68,000	Chemed Corp.	1,055,185	21,764,760
45,000	CONMED Corp.	1,089,884	3,743,100
34,400	Covetrus Inc.†	183,588	1,095,640
460,000	Cutera Inc.†	7,178,671	8,123,600
54,000	DexCom Inc.†	389,482	6,431,400
93,000	Evolent Health Inc., Cl. A†	1,491,751	1,169,940
12,000	Global Blood Therapeutics Inc.†	601,602	635,160
192,000	Globus Medical Inc., Cl. A†	4,431,625	9,486,720
86,000	Henry Schein Inc.†	660,463	5,169,460
4,000	Heska Corp.†	30,737	340,480
39,000	ICU Medical Inc.†	1,644,265	9,333,870
10,000	Lexicon Pharmaceuticals Inc.†	99,692	55,600
30,000	LivaNova plc†	1,570,817	2,917,500
100,000	Masimo Corp.†	2,571,721	13,828,000
1,600	Melinta Therapeutics Inc.†	9,950	5,680
165,000	Meridian Bioscience Inc.	3,185,047	2,905,650
25,733	Neogen Corp.†	549,687	1,476,817
150,000	NuVasive Inc.†	4,579,482	8,518,500
25,500	Nuvectra Corp.†	174,575	280,755
14,000	Ophthotech Corp.†	75,912	19,740
238,800	OPKO Health Inc.†	940,497	623,268
158,000	Orthofix Medical Inc.†	3,874,811	8,912,780
43,700	Owens & Minor Inc.	584,381	179,170
56,000	Patterson Cos. Inc.	1,258,401	1,223,600
505,000	Quidel Corp.†	5,220,064	33,062,350
200,000	RTI Surgical Holdings Inc.†	965,135	1,202,000
25,000	Seikagaku Corp.	292,810	270,459
50,000	STERIS plc	3,727,000	6,401,500
2,000	Straumann Holding AG	179,710	1,631,936
3,000	Stryker Corp.	142,188	592,560
35,000	SurModics Inc.†	716,119	1,521,800
32,000	Teladoc Health Inc.†	1,074,935	1,779,200
70,000	Tetraphase Pharmaceuticals Inc.†	291,487	93,800
7,700	The Cooper Companies Inc.	284,171	2,280,509
45,000	United-Guardian Inc.	406,324	861,750

Shares		Cost	Market Value

381,000	Wright Medical Group NV†	$7,836,733	$11,982,450

		64,267,271	185,273,086

	Home Furnishings — 0.3%
276,500	Bassett Furniture Industries Inc.	4,260,221	4,537,365
19,000	Ethan Allen Interiors Inc.	451,789	363,470
162,000	La-Z-Boy Inc.	2,976,583	5,344,380

		7,688,593	10,245,215

	Hotels and Gaming — 4.1%
495,000	Boyd Gaming Corp.	4,085,890	13,543,200
190,000	Canterbury Park Holding Corp.	1,954,657	2,758,800
210,000	Churchill Downs Inc.	2,232,181	18,954,600
160,000	Formosa International Hotels Corp.	1,164,055	822,829
559,930	Full House Resorts Inc.†	1,644,192	1,131,059
110,000	Gaming and Leisure Properties Inc., REIT	1,158,505	4,242,700
1,000,000	Genting Singapore Ltd.	969,758	767,386
171,000	Golden Entertainment Inc.†	1,549,180	2,421,360
115,000	International Game Technology plc	1,971,010	1,493,850
161,000	Las Vegas Sands Corp.	778,719	9,814,560
3,000,000	Mandarin Oriental International Ltd.	4,216,476	5,850,000
120,000	Penn National Gaming Inc.†	2,707,425	2,412,000
530,000	Ryman Hospitality Properties Inc., REIT	14,775,092	43,587,200
2,950,000	The Hongkong & Shanghai Hotels Ltd.	3,184,911	4,246,524
370,000	The Marcus Corp.	4,661,841	14,818,500
22,000	Wynn Resorts Ltd.	153,485	2,625,040

		47,207,377	129,489,608

	Machinery — 1.7%
457,000	Astec Industries Inc.	16,645,800	17,256,320
1,700,000	CNH Industrial NV	5,782,380	17,340,000
2,000	Disco Corp.	156,366	284,580
230,000	Kennametal Inc.	4,431,503	8,452,500
6,000	Nordson Corp.	107,171	795,120
173,000	The Eastern Co.	3,390,979	4,760,960
200,000	Twin Disc Inc.†	3,702,523	3,330,000
114,000	Welbilt Inc.†	718,414	1,867,320

		34,935,136	54,086,800

	Manufactured Housing and Recreational Vehicles — 0.5%
90,200	Cavco Industries Inc.†	2,503,846	10,601,206
87,100	Nobility Homes Inc.	1,121,881	1,959,750
85,000	Skyline Champion Corp.	500,100	1,615,000
55,000	Winnebago Industries Inc.	637,722	1,713,250

		4,763,549	15,889,206

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Metals and Mining — 0.9%
270,000	Allegheny Technologies Inc.†	$4,521,924	$6,903,900
80,000	Century Aluminum Co.†	678,742	710,400
25,500	Constellium NV, Cl. A†	165,390	203,490
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	107,756
120,000	Kinross Gold Corp.†	636,310	412,800
284,000	Materion Corp.	5,872,292	16,205,040
375,000	TimkenSteel Corp.†	5,574,456	4,072,500
189,000	Turquoise Hill Resources Ltd.†	517,636	313,740

		18,084,533	28,929,626

	Publishing — 1.0%
3,000	Graham Holdings Co., Cl. B	1,379,851	2,049,540
35,000	Il Sole 24 Ore SpA†	101,603	20,023
12,000	John Wiley & Sons Inc., Cl. B	46,500	524,400
50,000	Meredith Corp.	1,444,765	2,763,000
65,000	News Corp., Cl. A	91,837	808,600
1,188,000	The E.W. Scripps Co., Cl. A	9,786,496	24,948,000

		12,851,052	31,113,563

	Real Estate — 1.6%
79,000	Capital Properties Inc., Cl. A	948,311	1,224,500
182,000	Cohen & Steers Inc.	4,506,189	7,693,140
272,000	Griffin Industrial Realty Inc.(a)	5,222,057	9,479,200
6,967	Gyrodyne LLC†	201,352	125,476
19,500	Lamar Advertising Co., Cl. A, REIT	164,976	1,545,570
98,500	Morguard Corp.	1,251,535	14,649,512
99,995	Reading International Inc., Cl. A†	1,588,434	1,595,920
2,537	Reading International Inc., Cl. B†	51,354	64,059
24,000	Seritage Growth Properties, Cl. A, REIT	999,473	1,066,560
195,000	Tejon Ranch Co.†	4,923,720	3,432,000
620,000	The St. Joe Co.†	10,305,110	10,223,800
11,234	Twin River Worldwide Holdings Inc.†	427,247	336,458

		30,589,758	51,436,195

	Retail — 5.0%
144,000	Aaron’s Inc.	178,599	7,574,400
200,000	AutoNation Inc.†	3,399,442	7,144,000
21,024	Barnes & Noble Education Inc.†	156,313	88,301
34,000	Barnes & Noble Inc.	301,001	184,620
56,000	Big 5 Sporting Goods Corp.	403,479	178,080
2,350	Biglari Holdings Inc., Cl. A†	2,172,759	1,728,261
22,400	Biglari Holdings Inc., Cl. B†	4,210,470	3,166,464
87,000	Casey’s General Stores Inc.	3,308,248	11,202,990

Shares		Cost	Market Value

164,000	Copart Inc.†	$1,407,742	$9,936,760
2,500	Dunkin’ Brands Group Inc.	47,500	187,750
107,000	GNC Holdings Inc., Cl. A†	363,080	292,110
960,000	Hertz Global Holdings Inc.†	19,186,256	16,675,200
658,500	Ingles Markets Inc., Cl. A	10,882,131	18,187,770
50,000	J.C. Penney Co. Inc.†	306,718	74,500
79,000	Lands’ End Inc.†	1,395,182	1,312,190
170,000	Macy’s Inc.	2,290,516	4,085,100
85,000	Movado Group Inc.	1,429,062	3,092,300
10,000	Murphy USA Inc.†	382,075	856,200
157,000	Nathan’s Famous Inc.	262,984	10,738,800
100,000	Penske Automotive Group Inc.	1,476,842	4,465,000
100,000	Pets at Home Group plc	171,753	206,570
1,590,000	Rite Aid Corp.†	3,148,321	1,009,650
290,000	Rush Enterprises Inc., Cl. B	3,282,048	12,043,700
8,000	Salvatore Ferragamo SpA	164,935	171,584
400,000	The Cheesecake Factory Inc.	11,497,228	19,568,000
187,000	Tractor Supply Co.	1,706,422	18,281,120
47,000	Village Super Market Inc., Cl. A	1,218,234	1,284,510
100,000	Vitamin Shoppe, Inc.†	613,619	704,000
57,000	Weis Markets Inc.	1,831,840	2,326,170
600	Winmark Corp.	41,191	113,154

		77,235,990	156,879,254

	Specialty Chemicals — 3.5%
90,000	Albemarle Corp.	2,886,363	7,378,200
71,000	Ashland Global Holdings Inc.	1,073,756	5,547,230
2,150,000	Ferro Corp.†	12,219,512	40,699,500
201,370	GCP Applied Technologies Inc.†	5,934,538	5,960,552
91,200	General Chemical Group Inc.†	1,186	2,554
305,000	H.B. Fuller Co.	4,074,383	14,835,200
37,550	Hawkins Inc.	1,274,328	1,382,967
138,000	Huntsman Corp.	469,175	3,103,620
15,000	NewMarket Corp.	1,547,224	6,503,400
300,200	OMNOVA Solutions Inc.†	576,530	2,107,404
12,000	Quaker Chemical Corp.	196,457	2,403,960
210,000	Sensient Technologies Corp.	4,210,758	14,235,900
26,102	SGL Carbon SE†	257,302	230,580
10,000	Takasago International Corp.	271,028	301,814
300,000	Valvoline Inc.	3,472,249	5,568,000

		38,464,789	110,260,881

	Telecommunications — 1.4%
71,000	ATN International Inc.	3,013,519	4,003,690
380,000	Cincinnati Bell Inc.†	5,319,957	3,625,200
61,000	Consolidated Communications Holdings Inc.	471,527	665,510
170,000	Gogo Inc.†	1,253,032	763,300
298,000	HC2 Holdings Inc.†	1,193,020	730,100
6,000	IDT Corp., Cl. B	25,437	39,840

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
120,000	Iridium Communications Inc.†	$1,180,541	$3,172,800
95,000	Liberty Latin America Ltd., Cl. A†	2,830,097	1,837,300
239,000	Liberty Latin America Ltd., Cl. C†	7,098,689	4,648,550
55,000	Loral Space & Communications Inc.†	2,193,920	1,982,750
35,000	NII Holdings Inc.†	135,190	68,600
130,000	Nuvera Communications Inc.	1,161,754	2,468,700
40,000	Pharol SGPS SA†	16,517	8,660
105,000	Rogers Communications Inc., Cl. B	416,392	5,651,100
176,500	Shenandoah Telecommunications Co.	628,938	7,829,540
760,000	Sprint Corp.†	4,015,269	4,294,000
831,000	VEON Ltd., ADR	2,426,656	1,736,790
22,000	Verizon Communications Inc.	107,086	1,300,860

		33,487,541	44,827,290

	Transportation — 1.2%
490,000	GATX Corp.	15,218,669	37,421,300
20,000	Irish Continental Group plc	14,688	108,249
165,000	Navigator Holdings Ltd.†	2,188,120	1,815,000

		17,421,477	39,344,549

	Wireless Communications — 0.3%
104,000	Millicom International Cellular SA, SDR	6,258,179	6,314,521
62,000	United States Cellular Corp.†	2,412,889	2,846,420

		8,671,068	9,160,941

	TOTAL COMMON STOCKS	1,322,965,536	3,146,194,333

	CLOSED-END FUNDS — 0.1%
75,000	MVC Capital Inc.	687,702	680,250
84,960	The Central Europe, Russia, and Turkey Fund Inc.	2,420,869	2,043,373
31,977	The European Equity Fund Inc.	318,173	278,839
119,278	The New Germany Fund Inc.	1,661,850	1,666,314

	TOTAL CLOSED-END FUNDS	5,088,594	4,668,776

Shares		Cost	Market Value

	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.2%
135,000	Jungheinrich AG	$927,856	$4,394,701

	Financial Services — 0.1%
183,500	Steel Partners Holdings LP Ser. A, 6.000%	4,898,076	3,969,105

	TOTAL PREFERRED STOCKS	5,825,932	8,363,806

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2	2

	Health Care — 0.0%
290,000	Sanofi, CVR†	256,986	130,500

	Specialty Chemicals — 0.0%
65,000	A. Schulman Inc., CVR†(b)	33,995	33,995

	TOTAL RIGHTS	290,983	164,497

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Telecommunications — 0.0%
$ 280,000	Gogo Inc., 6.000%, 05/15/22(c)	280,000	272,488

	TOTAL INVESTMENTS — 100.0%	$1,334,451,045	3,159,663,900

	Other Assets and Liabilities (Net) — 0.0%		(736,279)

	NET ASSETS — 100.0%		$3,158,927,621

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $272,488 or 0.01% of net assets.

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities
March 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $1,304,259,864)	$3,129,332,048
Investments in affiliates, at value (cost $30,191,181)	30,331,852
Foreign currency, at value (cost $103,984)	104,576
Cash	226,292
Receivable for investments sold	8,621,259
Receivable for Fund shares sold	2,066,513
Dividends and interest receivable	3,006,375
Prepaid expenses	75,928

Total Assets	3,173,764,843

Liabilities:
Payable for Fund shares redeemed	2,624,416
Payable for investments purchased	76,010
Payable for investment advisory fees	2,695,083
Payable for distribution fees	486,493
Payable for accounting fees	7,500
Line of credit payable	7,981,000
Other accrued expenses	966,720

Total Liabilities	14,837,222

Net Assets
(applicable to 58,966,163 shares outstanding)	$3,158,927,621

Net Assets Consist of:
Paid-in capital	$1,209,070,928
Total distributable earnings	1,949,856,693

Net Assets	$3,158,927,621

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,390,725,069 ÷ 26,019,547 shares outstanding; 150,000,000 shares authorized)	$53.45
Class A:
Net Asset Value and redemption price per share ($174,499,695 ÷ 3,266,262 shares outstanding; 50,000,000 shares authorized)	$53.42
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$56.68
Class C:
Net Asset Value and offering price per share ($172,599,540 ÷ 3,719,785 shares outstanding; 50,000,000 shares authorized)	$46.40	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,421,103,317 ÷ 25,960,569 shares outstanding; 50,000,000 shares authorized)	$54.74

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2019 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $209,400)	$24,207,676
Dividends - affiliated	214,708
Interest	49,015

Total Investment Income	24,471,399

Expenses:
Investment advisory fees	16,132,317
Distribution fees - Class AAA	1,817,279
Distribution fees - Class A	224,968
Distribution fees - Class C	908,006
Shareholder services fees	1,417,710
Shareholder communication expenses	265,392
Custodian fees	190,057
Interest expense	121,837
Directors’ fees	71,479
Registration expenses	71,347
Legal and audit fees	26,309
Accounting fees	22,500
Miscellaneous expenses	93,413

Total Expenses	21,362,614

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(69,489)
Expenses paid indirectly by broker (See Note 6)	(12,783)

Total Reductions	(82,272)

Net Expenses	21,280,342

Net Investment Income	3,191,057

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	161,606,129
Net realized loss on investments - affiliated	(867,326)
Net realized loss on foreign currency transactions	(8,863)

Net realized gain on investments and foreign currency transactions	160,729,940

Net change in unrealized appreciation/depreciation:
on investments	(423,893,604)
on foreign currency translations	(5,630)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(423,899,234)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(263,169,294)

Net Decrease in Net Assets Resulting from Operations	$(259,978,237)

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$3,191,057	$8,421,373
Net realized gain on investments and foreign currency transactions	160,729,940	118,161,846
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(423,899,234)	138,475,243

Net Increase/(Decrease) in Net Assets Resulting from Operations	(259,978,237)	265,058,462

Distributions to Shareholders:
Net investment income and net realized gain
Class AAA	(62,112,537)	(97,375,048)
Class A	(7,573,003)	(11,913,171)
Class C	(8,527,032)	(13,818,420)
Class I	(61,933,596)	(75,491,783)
Class T*	—	(57)

Distributions to Shareholders	(140,146,168)	(198,598,479)

Capital Share Transactions:
Class AAA	(138,617,822)	(201,418,340)
Class A	(12,770,959)	(24,283,403)
Class C	(18,903,121)	(18,302,979)
Class I	(32,199,667)	188,547,456
Class T*	—	(1,104)

Net Decrease in Net Assets from Capital Share Transactions	(202,491,569)	(55,458,370)

Redemption Fees	1,313	9,649

Net Increase/(Decrease) in Net Assets	(602,614,661)	11,011,262
Net Assets:
Beginning of year	3,761,542,282	3,750,531,020

End of period	$3,158,927,621	$3,761,542,282

*	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)									Ratio to Average Net Assets/
		from Investment Operations			Distributions						Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2019(d)	$59.61	$0.03	$(3.97)	$(3.94)	$(0.09)	$(2.13)	$(2.22)	$0.00	$53.45	(6.55)%	$1,390,725	0.13%(e)	1.39%(e)(f)(g)	1%
2018	58.63	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.61	7.21	1,711,850	0.16	1.36(g)	3
2017	50.13	0.02	10.47	10.49	—	(1.99)	(1.99)	0.00	58.63	21.56	1,882,823	0.04	1.38(g)	4
2016	45.47	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.13	14.26	1,779,333	0.05	1.39(g)(h)	4
2015	46.91	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.47	(1.25)	1,784,050	(0.10)	1.38(g)	9
2014	45.82	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.91	5.47	2,103,544	(0.28)	1.38	5
Class A
2019(d)	$59.58	$0.03	$(3.97)	$(3.94)	$(0.09)	$(2.13)	$(2.22)	$0.00	$53.42	(6.55)%	$174,500	0.13%(e)	1.39%(e)(f)(g)	1%
2018	58.60	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.58	7.21	208,947	0.16	1.36(g)	3
2017	50.11	0.01	10.47	10.48	—	(1.99)	(1.99)	0.00	58.60	21.55	229,282	0.02	1.38(g)	4
2016	45.45	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.11	14.26	270,163	0.05	1.39(g)(h)	4
2015	46.89	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.45	(1.25)	276,603	(0.10)	1.38(g)	9
2014	45.80	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.89	5.47	292,796	(0.28)	1.38	5
Class C
2019(d)	$52.16	$(0.14)	$(3.49)	$(3.63)	—	$(2.13)	$(2.13)	$0.00	$46.40	(6.90)%	$172,600	(0.62)%(e)	2.14%(e)(f)(g)	1%
2018	52.05	(0.30)	3.53	3.23	—	(3.12)	(3.12)	0.00	52.16	6.41	215,939	(0.59)	2.11(g)	3
2017	45.04	(0.34)	9.34	9.00	—	(1.99)	(1.99)	0.00	52.05	20.65	233,786	(0.71)	2.13(g)	4
2016	41.31	(0.30)	5.75	5.45	—	(1.72)	(1.72)	0.00	45.04	13.41	227,464	(0.70)	2.14(g)(h)	4
2015	43.01	(0.38)	(0.40)	(0.78)	—	(0.92)	(0.92)	0.00	41.31	(1.98)	220,763	(0.85)	2.13(g)	9
2014	42.43	(0.46)	2.46	2.00	—	(1.42)	(1.42)	0.00	43.01	4.68	222,684	(1.03)	2.13	5
Class I
2019(d)	$61.09	$0.10	$(4.07)	$(3.97)	$(0.25)	$(2.13)	$(2.38)	$0.00	$54.74	(6.44)%	$1,421,103	0.38%(e)	1.14%(e)(f)(g)	1%
2018	59.86	0.25	4.10	4.35	—	(3.12)	(3.12)	0.00	61.09	7.49	1,624,806	0.43	1.11(g)	3
2017	51.09	0.16	10.67	10.83	(0.07)	(1.99)	(2.06)	0.00	59.86	21.84	1,404,639	0.30	1.13(g)	4
2016	46.19	0.13	6.49	6.62	—	(1.72)	(1.72)	0.00	51.09	14.56	1,138,299	0.29	1.14(g)(h)	4
2015	47.52	0.08	(0.49)	(0.41)	—	(0.92)	(0.92)	0.00	46.19	(1.00)	1,041,910	0.17	1.13(g)	9
2014	46.29	(0.01)	2.66	2.65	—	(1.42)	(1.42)	0.00	47.52	5.72	899,211	(0.03)	1.13	5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2019, unaudited.
(e)	Annualized.
(f)

The Fund incurred interest expense during the six months ended March 31, 2019. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38% (Class AAA and Class A), 2.13% (Class C), and 1.13% (Class I). For the years ended September 30, 2018, 2017, 2016, 2015, and 2014, the effect of interest expense was minimal.

(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(h)

During the year ended September 30, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.38% (Class AAA and Class A), 2.13% (Class C), and 1.13% (Class I).

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation), which was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aviation: Parts and Services	$ 133,006,567	$1,409,677	—	$ 134,416,244
Broadcasting	49,718,940	1,520,073	—	51,239,013
Building and Construction	121,287,103	263,280	—	121,550,383
Business Services	139,817,510	1,461,144	—	141,278,654
Consumer Services	63,600,430	126,935	—	63,727,365
Diversified Industrial	220,132,238	3,066	—	220,135,304
Entertainment	82,501,625	301,247	—	82,802,872
Equipment and Supplies	338,457,010	1,134,866	—	339,591,876
Financial Services	116,870,672	1,067,855	$ 2,500	117,941,027
Food and Beverage	308,686,450	—	0	308,686,450
Real Estate	49,875,237	1,560,958	—	51,436,195
Specialty Chemicals	110,258,327	2,554	—	110,260,881
Other Industries (a)	1,403,128,069	—	—	1,403,128,069
Total Common Stocks	3,137,340,178	8,851,655	2,500	3,146,194,333
Closed-End Funds	4,668,776	—	—	4,668,776
Convertible Corporate Bonds (a)	—	272,488	—	272,488
Preferred Stocks (a)	8,363,806	—	—	8,363,806
Rights (a)	130,500	—	33,997	164,497
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,150,503,260	$9,124,143	$36,497	$3,159,663,900

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended March 31, 2019.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2019, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2018 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$4,525,464
Net long term capital gains	194,073,015

Total distributions paid	$198,598,479

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,344,459,193	$1,888,945,086	$(73,740,379)	$1,815,204,707

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2019, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2019, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $69,489.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2019, other than short term securities and U.S. Government obligations, aggregated to $23,913,731 and $336,032,739, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2019, the Fund paid $166,946 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $22,143 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,783.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2019, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2019, there was $7,981,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2019 was $8,054,346 with a weighted average interest rate of 3.70%. The maximum amount borrowed at any time during the six months ended March 31, 2019 was $34,080,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class T Shares were liquidated on September 21, 2018.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2019 and the fiscal year ended September 30, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	587,624	$30,718,354	1,530,595	$89,175,188
Shares issued upon reinvestment of distributions	1,153,352	60,504,247	1,662,328	95,267,987
Shares redeemed	(4,438,391)	(229,840,423)	(6,589,735)	(385,861,515)

Net decrease	(2,697,415)	$(138,617,822)	(3,396,812)	$(201,418,340)

Class A
Shares sold	231,967	$12,117,492	495,292	$28,763,236
Shares issued upon reinvestment of distributions	134,467	7,051,472	194,678	11,151,169
Shares redeemed	(606,975)	(31,939,923)	(1,095,555)	(64,197,808)

Net decrease	(240,541)	$(12,770,959)	(405,585)	$(24,283,403)

Class C
Shares sold	124,032	$5,546,733	456,064	$23,361,343
Shares issued upon reinvestment of distributions	176,834	8,074,235	258,736	13,055,827
Shares redeemed	(721,171)	(32,524,089)	(1,066,442)	(54,720,149)

Net decrease	(420,305)	$(18,903,121)	(351,642)	$(18,302,979)

Class I
Shares sold	2,712,081	$144,260,768	7,765,503	$465,165,615
Shares issued upon reinvestment of distributions	1,072,371	57,564,894	1,175,566	68,888,197
Shares redeemed	(4,421,745)	(234,025,329)	(5,806,937)	(345,506,356)

Net increase/(decrease)	(637,293)	$(32,199,667)	3,134,132	$188,547,456

Class T *
Shares sold	—	—	—	—
Shares issued upon reinvestment of distributions	—	—	1	$57
Shares redeemed	—	—	(19)	(1,161)

Net decrease	—	—	(18)	$(1,104)

*	Class T Shares were liquidated on September 21, 2018.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2019 is set forth below:

	Beginning Shares	Shares Purchased/ Acquired		Shares Sold/ Reduced	Ending Shares	Dividends	Realized Loss	Value at March 31, 2019	Change in Unrealized Appreciation/ (Depreciation)	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	281,652	—		—	281,652	$33,798	—	$6,035,802	$84,495	12.95%
Griffin Industrial Realty Inc.	272,600	—		(600)	272,000	122,670	$(865)	9,479,200	(1,129,388)	5.37%
Internap Corp.	1,494,237	—		(34,237)	1,460,000	—	(866,461)	7,241,600	(10,599,969)	5.75%
Katy Industries Inc.	840,000	—		—	840,000	—	—	3,066	420	10.56%
Strattec Security Corp.	208,000	—		—	208,000	58,240	—	6,111,040	(1,304,160)	5.56%
Trans-Lux Corp.	113,500	1,474,700	*	—	1,588,200	—	—	1,461,144	(1,530,251)	20.28%
Trans-Lux Cv. Pfd., Ser. B**	14,747	—		(14,747)*	—	—	—	—	2,845,729	—

Total						$214,708	$(867,326)	$30,331,852	$(11,633,124)

*	Trans-Lux Convertible Preferred shares were converted into Trans-Lux Common shares during the period.
**	Security was not held as of March 31, 2019.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2019, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, in the second quartile for the three year period and in the first quartile in the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one year period and in the third quintile for the three year and five year periods. The Independent Board Members noted the Fund’s better than average performance during the one year period as measured against both peer groups.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of seven other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q119SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2019

To Our Shareholders,

For the six months ended March 31, 2019, the net asset value (NAV) per Class I Share of The Gabelli Focus Five Fund decreased 11.7% compared with the Fund’s benchmark, the Blended Index, which decreased 3.8%. The Blended Index consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2019.

Comparative Results

Average Annual Returns through March 31, 2019 (a)(b) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	Since January 1, 2012(c)		10 Year	Since Inception (12/31/02)
Class I (GWSIX)	(11.70)%	(10.00)%	(0.36)%	(1.69)%	5.86%		10.53%	6.38%
Class AAA (GWSVX)	(11.78)	(10.22)	(0.59)	(1.93)	5.59		10.25	6.19
S&P MidCap 400 Index	(5.29)	2.59	11.24	8.29	12.93	(d)	16.28	11.15
Russell 2500 Index	(5.59)	4.48	12.56	7.79	12.84	(d)	16.23	11.08
Russell 1000 Index	(1.76)	9.30	13.52	10.63	14.22		16.05	9.92
MSCI AC World Ex-U.S. Index	(2.16)	(3.74)	8.61	3.05	6.59		9.35	8.17
Blended Index	(3.76)	3.57	11.80	7.28	11.57		14.43	10.06
Class A (GWSAX)	(11.73)	(10.19)	(0.59)	(1.92)	5.60		10.25	6.21
With sales charge (e)	(16.81)	(15.35)	(2.53)	(3.08)	4.74		9.60	5.82
Class C (GWSCX)	(12.12)	(10.92)	(1.35)	(2.68)	4.80		9.44	5.43
With contingent deferred sales charge (f)	(12.99)	(11.82)	(1.35)	(2.68)	4.80		9.44	5.43

In the current prospectuses dated January 28, 2019, the expense ratios for Class AAA, A, C, and I Shares are 1.53%, 1.53%, 2.28%, and 1.28%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2019. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for period of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The S&P MidCap 400 Index is an index comprised of U.S. stocks in the middle capitalization range, which is generally considered to be between $200 million and $5 billion in market value. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name.

(d)	S&P MidCap 400 Index performance and Russell 2500 Index performance are as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Focus Five Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2018 through March 31, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expenses Ratio	Expense Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$ 882.20	1.71%	$ 8.02
Class A	$1,000.00	$ 882.70	1.71%	$ 8.03
Class C	$1,000.00	$ 878.80	2.46%	$ 11.52
Class I	$1,000.00	$ 883.00	1.46%	$ 6.85
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.40	1.71%	$ 8.60
Class A	$1,000.00	$1,016.40	1.71%	$ 8.60
Class C	$1,000.00	$1,012.67	2.46%	$ 12.34
Class I	$1,000.00	$1,017.65	1.46%	$ 7.34

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2019:

The Gabelli Focus Five Fund

Food and Beverage	11.8%
Building and Construction	11.0%
Cable and Satellite	8.3%
Computer Software and Services	7.9%
Hotels and Gaming	6.8%
Automotive: Parts and Accessories	6.7%
Health Care Equipment and Services	6.4%
U.S. Government Obligations	6.3%
Equipment and Supplies	6.2%
Telecommunications	5.1%
Diversified Industrial	4.5%

Retail	3.7%
Consumer Services	3.6%
Financial Services	3.1%
Entertainment	2.7%
Health Care	2.6%
Energy and Utilities	1.9%
Electronics	1.1%
Business Services	1.0%
Other Assets and Liabilities (Net)	(0.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 94.4%
	Automotive: Parts and Accessories — 6.7%
50,400	Aptiv plc	$3,594,865	$4,006,296

	Building and Construction — 11.0%
123,400	Herc Holdings Inc.†	4,602,836	4,810,132
130,000	PGT Innovations Inc.†	2,106,816	1,800,500

		6,709,652	6,610,632

	Business Services — 1.0%
15,000	Macquarie Infrastructure Corp.	592,388	618,300

	Cable and Satellite — 8.3%
35,000	EchoStar Corp., Cl. A†	1,310,305	1,275,750
110,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	3,326,079	3,744,400

		4,636,384	5,020,150

	Computer Software and Services — 7.9%
2,075	Alphabet Inc., Cl. C†	1,253,598	2,434,618
454,276	Internap Corp.†	3,325,009	2,253,209
700	Lyft Inc., Cl. A†	50,400	54,803

		4,629,007	4,742,630

	Consumer Services — 3.6%
20,000	GCI Liberty Inc., Cl. A†	860,191	1,112,200
300,000	Groupon Inc.†	945,923	1,065,000

		1,806,114	2,177,200

	Diversified Industrial — 4.5%
20,000	Colfax Corp.†	480,479	593,600
32,500	EnPro Industries Inc.	2,086,110	2,094,625

		2,566,589	2,688,225

	Electronics — 1.1%
35,000	Resideo Technologies Inc.†	661,482	675,150

	Energy and Utilities — 1.9%
25,000	California Resources Corp.†	406,553	642,750
750,000	Weatherford International plc†	529,540	523,500

		936,093	1,166,250

	Entertainment — 2.7%
288,000	Sirius XM Holdings Inc.	962,372	1,632,960

	Equipment and Supplies — 6.2%
45,000	CIRCOR International Inc.†	1,146,729	1,467,000
225,000	Mueller Water Products Inc., Cl. A	2,435,654	2,259,000

		3,582,383	3,726,000

Shares		Cost	Market Value

	Financial Services — 3.1%
50,000	New York Community Bancorp Inc.	$579,570	$578,500
40,000	Synchrony Financial	1,076,666	1,276,000

		1,656,236	1,854,500

	Food and Beverage — 11.8%
35,000	Conagra Brands Inc.	793,034	970,900
87,500	Maple Leaf Foods Inc.	1,390,383	2,023,890
30,000	Mondelēz International Inc., Cl. A	1,230,203	1,497,600
24,000	Post Holdings Inc.†	799,044	2,625,600

		4,212,664	7,117,990

	Health Care — 2.6%
50,000	Covetrus Inc.†	1,730,987	1,592,500

	Health Care Equipment and Services — 6.4%
1,925,000	BioScrip Inc.†	2,961,871	3,850,000

	Hotels and Gaming — 6.8%
160,000	MGM Resorts International	3,031,893	4,105,600

	Retail — 3.7%
70,000	PetIQ Inc.†	1,915,750	2,198,700

	Telecommunications — 5.1%
145,000	CenturyLink Inc.	2,000,219	1,738,550
295,000	Gogo Inc.†	1,142,670	1,324,550

		3,142,889	3,063,100

	TOTAL COMMON STOCKS	49,329,619	56,846,183

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 6.3%
$ 3,855,000	U.S. Treasury Bills, 2.355% to 2.464%††, 05/02/19 to 08/29/19	3,837,431	3,837,747

	TOTAL INVESTMENTS — 100.7%	$53,167,050	60,683,930

	Other Assets and Liabilities (Net) — (0.7)%		(451,060)

	NET ASSETS — 100.0%		$60,232,870

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $53,167,050)	$60,683,930
Foreign currency, at value (cost $8,024)	8,070
Cash	1,472
Receivable for Fund shares sold	3,179
Dividends receivable	7,733
Prepaid expenses	26,122

Total Assets	60,730,506

Liabilities:
Payable for investments purchased	207,915
Payable for Fund shares redeemed	128,532
Payable for investment advisory fees	53,655
Payable for distribution fees	19,331
Payable for accounting fees	7,500
Payable for shareholder communications expenses	29,434
Other accrued expenses	51,269

Total Liabilities	497,636

Net Assets
(applicable to 5,082,255 shares outstanding)	$60,232,870

Net Assets Consist of:
Paid-in capital	$62,328,516
Total accumulated loss	(2,095,646)

Net Assets	$60,232,870

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($13,195,055 ÷ 1,081,447 shares outstanding; 100,000,000 shares authorized)	$12.20

Class A:
Net Asset Value and redemption price per share ($10,733,232 ÷ 870,731 shares outstanding; 50,000,000 shares authorized)	$12.33

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.08

Class C:
Net Asset Value and offering price per share ($15,741,021 ÷ 1,497,155 shares outstanding; 50,000,000 shares authorized)	$10.51	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($20,563,562 ÷ 1,632,922 shares outstanding; 50,000,000 shares authorized)	$12.59

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,719)	$279,125
Interest	47,357

Total Investment Income	326,482

Expenses:
Investment advisory fees	355,271
Distribution fees - Class AAA	17,663
Distribution fees - Class A	15,219
Distribution fees - Class C	95,200
Registration expenses	40,590
Shareholder services fees	35,200
Shareholder communications expenses	28,195
Accounting fees	22,500
Legal and audit fees	17,866
Custodian fees	7,999
Directors’ fees	1,659
Interest expense	105
Miscellaneous expenses	7,903

Total Expenses	645,370

Net Investment Loss	(318,888)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(6,365,238)
Net realized loss on foreign currency transactions	(331)

Net realized loss on investments and foreign currency transactions	(6,365,569)

Net change in unrealized appreciation/depreciation:
on investments	(4,722,635)
on foreign currency translations	5

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,722,630)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(11,088,199)

Net Decrease in Net Assets Resulting from Operations	$(11,407,087)

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment loss	$(318,888)	$(912,721)
Net realized gain/(loss) on investments and foreign currency transactions	(6,365,569)	7,190,442
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,722,630)	(13,632,137)

Net Decrease in Net Assets Resulting from Operations	(11,407,087)	(7,354,416)

Distributions to Shareholders:
Class AAA	(11,941)	(108,381)
Class A	(10,607)	(140,046)
Class C	(20,011)	(202,789)
Class I	(22,594)	(333,454)
Class T*	—	(5)

Total Distributions to Shareholders	(65,153)	(784,675)

Capital Share Transactions:
Class AAA	(1,422,833)	(4,746,985)
Class A	(2,499,484)	(12,711,472)
Class C	(5,974,195)	(9,997,783)
Class I	(10,104,601)	(32,916,453)
Class T*	—	(1,005)

Net Decrease in Net Assets from Capital Share Transactions	(20,001,113)	(60,373,698)

Redemption Fees	—	343

Net Decrease in Net Assets	(31,473,353)	(68,512,446)
Net Assets:
Beginning of year	91,706,223	160,218,669

End of period	$60,232,870	$91,706,223

*	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
			Income (Loss)								Ratios to Average Net Assets/
		from Investment Operations			Distributions						Supplemental Data
			Net
	Net		Realized and						Net
	Asset		Unrealized		Net				Asset		Net
	Value,	Net	Gain (Loss)	Total from	Realized				Value,		Assets	Net				Portfolio
Year Ended	Beginning	Investment	on	Investment	Gain on	Total	Redemption		End of	Total	End of Period	Investment		Operating		Turnover
September 30	of Period	Loss (a)(b)	Investments	Operations	Investments	Distributions	Fees (b)		Period	Return †	(in 000’s)	Loss (a)		Expenses(c)		Rate
Class AAA
2019(d)	$13.84	$(0.05)	$(1.58)	$(1.63)	$(0.01)	$(0.01)	—		$12.20	(11.78)%	$13,195	(0.78	)%(e)	1.71	%(e)	41%
2018	14.61	(0.09)	(0.61)	(0.70)	(0.07)	(0.07)	$0.00	(f)	13.84	(4.78)	16,630	(0.63)		1.53		105
2017	13.70	(0.15)	1.21	1.06	(0.15)	(0.15)	0.00	(f)	14.61	7.88	22,542	(1.08)		1.43	(g)	77
2016	12.00	(0.14)	1.84	1.70	—	—	0.00	(f)	13.70	14.17	33,695	(1.11)		1.42	(g)	60
2015	15.22	(0.12)	(1.81)	(1.93)	(1.29)	(1.29)	0.00	(f)	12.00	(14.11)	38,960	(0.83)		1.37	(g)	73
2014	13.72	(0.09)	1.75	1.66	(0.16)	(0.16)	0.00	(f)	15.22	12.15	57,565	(0.58)		1.38		94
Class A
2019(d)	$13.98	$(0.05)	$(1.59)	$(1.64)	$(0.01)	$(0.01)	—		$12.33	(11.73)%	$10,733	(0.78	)%(e)	1.71	%(e)	41%
2018	14.76	(0.09)	(0.62)	(0.71)	(0.07)	(0.07)	$0.00	(f)	13.98	(4.80)	15,137	(0.65)		1.53		105
2017	13.84	(0.15)	1.22	1.07	(0.15)	(0.15)	0.00	(f)	14.76	7.87	29,391	(1.08)		1.43	(g)	77
2016	12.12	(0.14)	1.86	1.72	—	—	0.00	(f)	13.84	14.19	43,775	(1.10)		1.42	(g)	60
2015	15.36	(0.12)	(1.83)	(1.95)	(1.29)	(1.29)	0.00	(f)	12.12	(14.11)	57,987	(0.83)		1.37	(g)	73
2014	13.85	(0.09)	1.76	1.67	(0.16)	(0.16)	0.00	(f)	15.36	12.11	105,369	(0.59)		1.38		94
Class C
2019(d)	$11.97	$(0.08)	$(1.37)	$(1.45)	$(0.01)	$(0.01)	—		$10.51	(12.12)%	$15,741	(1.54	)%(e)	2.46	%(e)	41%
2018	12.74	(0.17)	(0.53)	(0.70)	(0.07)	(0.07)	$0.00	(f)	11.97	(5.48)	24,992	(1.38)		2.28		105
2017	12.06	(0.22)	1.05	0.83	(0.15)	(0.15)	0.00	(f)	12.74	7.04	37,147	(1.83)		2.18	(g)	77
2016	10.64	(0.21)	1.63	1.42	—	—	0.00	(f)	12.06	13.35	57,796	(1.85)		2.17	(g)	60
2015	13.73	(0.20)	(1.60)	(1.80)	(1.29)	(1.29)	0.00	(f)	10.64	(14.74)	70,274	(1.58)		2.12	(g)	73
2014	12.49	(0.18)	1.58	1.40	(0.16)	(0.16)	0.00	(f)	13.73	11.25	87,443	(1.31)		2.13		94
Class I
2019(d)	$14.27	$(0.03)	$(1.64)	$(1.67)	$(0.01)	$(0.01)	—		$12.59	(11.70)%	$20,564	(0.54	)%(e)	1.46	%(e)	41%
2018	15.02	(0.06)	(0.62)	(0.68)	(0.07)	(0.07)	$0.00	(f)	14.27	(4.50)	34,947	(0.39)		1.28		105
2017	14.05	(0.11)	1.23	1.12	(0.15)	(0.15)	0.00	(f)	15.02	8.11	71,138	(0.83)		1.18	(g)	77
2016	12.27	(0.11)	1.89	1.78	—	—	0.00	(f)	14.05	14.51	103,490	(0.85)		1.17	(g)	60
2015	15.50	(0.09)	(1.85)	(1.94)	(1.29)	(1.29)	0.00	(f)	12.27	(13.90)	174,754	(0.58)		1.12	(g)	73
2014	13.94	(0.05)	1.77	1.72	(0.16)	(0.16)	0.00	(f)	15.50	12.39	318,785	(0.30)		1.13		94

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	The Fund incurred interest expense during the six months ended March 31, 2019 and the fiscal years ended September 30, 2018, 2017, 2016, 2015, and 2014, and the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2019, unaudited.
(e)	Annualized.
(f)	Amount represents less than $0.005 per share.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2017, 2016, and 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation), which was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$56,846,183	—	$56,846,183
U.S. Government Obligations	—	$3,837,747	3,837,747
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$56,846,183	$3,837,747	$60,683,930

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported, separately as Deposit at brokers, in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2019, the Fund held no option positions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to current year write-off of net operating loss. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2018 was as follows:

Distributions paid from:
Net long term capital gains	$784,675

Total distributions paid	$784,675

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2019:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$53,271,132	$9,513,471	$(2,100,673)	$7,412,798

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2019, the Fund did not incur excise tax. As of March 31, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2019, other than short term securities and U.S. Government obligations, aggregated to $28,218,096 and $50,110,097, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2019, the Fund paid $800 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,485 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2019, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2019, there were no borrowings outstanding under the line of credit.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2019 and the fiscal year ended September 30, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	25,779	$316,116	33,479	$471,631
Shares issued upon reinvestment of distributions	903	11,337	7,545	104,193
Shares redeemed	(146,780)	(1,750,286)	(382,512)	(5,322,809)

Net decrease	(120,098)	$(1,422,833)	(341,488)	$(4,746,985)

Class A
Shares sold	36,767	$470,685	177,619	$2,527,290
Shares issued upon reinvestment of distributions	789	10,014	9,556	133,310
Shares redeemed	(249,399)	(2,980,183)	(1,096,053)	(15,372,072)

Net decrease	(211,843)	$(2,499,484)	(908,878)	$(12,711,472)

Class C
Shares sold	34,875	$364,894	137,743	$1,693,578
Shares issued upon reinvestment of distributions	1,719	18,647	15,559	187,019
Shares redeemed	(626,746)	(6,357,736)	(980,921)	(11,878,380)

Net decrease	(590,152)	$(5,974,195)	(827,619)	$(9,997,783)

Class I
Shares sold	117,048	$1,490,188	418,637	$6,054,038
Shares issued upon reinvestment of distributions	1,617	20,936	21,972	312,000
Shares redeemed	(935,243)	(11,615,725)	(1,608,707)	(23,099,547)
Shares redeemed in-kind.	—	—	(1,118,379)	(16,182,944)

Net decrease	(816,578)	$(10,104,601)	(2,286,477)	$(32,916,453)

Class T *
Shares issued upon reinvestment of distributions	—	—	—	$5
Shares redeemed	—	—	(71)	(1,010)

Net decrease	—	—	(71)	$(1,005)

* Class T Shares were liquidated on September 21, 2018.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2019, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail mid-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Mid-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of eight other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and above average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record that had begun to improve over the past year. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s “best ideas” investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

17

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THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.,

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q119SR

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2019	Ian Lapey, Portfolio Manager

To Our Shareholders,

For the six months ended March 31, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Global Financial Services Fund decreased 9.1% compared with decreases of 6.3% and 1.7% for the Morgan Stanley Capital International (MSCI) World Financials Index and the Standard & Poor’s (S&P) 500 Index, respectively. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2019.

Comparative Results

Total Returns through March 31, 2019 (a)(b) (Unaudited)
	Quarter	Since Inception (10/1/18)
Class AAA (GAFSX)	7.35%	(9.06)%
MSCI World Financials Index	8.57	(6.35)
S&P 500 Index	13.65	(1.72)
Class A (GGFSX)	7.34	(9.01)
With sales charge (c)	1.17	(14.25)
Class C (GCFSX)	7.10	(9.39)
With contingent deferred sales charge (d)	6.10	(10.30)
Class I (GFSIX)	7.46	(8.91)

In the current prospectuses dated January 28, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 2.38%, 2.38%, 3.13%, and 2.13%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2019. The contractual reimbursements are in effect through January 31, 2020. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Funds investing in a single sector, such as financial services, may be subject to more volatility than funds that invest more broadly. The financial services industry can be significantly affected by domestic and foreign government regulation. The MSCI World Financials Index captures large and mid cap securities in the Financials sector across 23 Developed Markets countries. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Global Financial Services Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2018 through March 31, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Financial Services Fund
Actual Fund Return
Class AAA	$1,000.00	$ 909.40	1.25%	$ 5.95
Class A	$1,000.00	$ 909.90	1.25%	$ 5.95
Class C	$1,000.00	$ 906.10	2.00%	$ 9.50
Class I	$1,000.00	$ 910.90	1.00%	$ 4.76
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.70	1.25%	$ 6.29
Class A	$1,000.00	$1,018.70	1.25%	$ 6.29
Class C	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,019.95	1.00%	$ 5.04
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2019:

The Gabelli Global Financial Services Fund

Banks	20.7%
Diversified Banks	20.1%
Investment Management	10.5%
Consumer Finance	8.4%
Automobiles	8.0%
Life Insurance	7.2%
Institutional Brokerage	6.7%
Homebuilders	5.0%
Real Estate Owners and Developers	5.0%

Institutional Trust, Fiduciary, and Custody	4.0%
Investment Companies	2.1%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)	0.8%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.7%
	Automobiles — 8.0%
9,500	Daimler AG	$579,601	$556,811
3,600	Toyota Motor Corp., ADR	432,394	424,872

		1,011,995	981,683

	Banks — 20.7%
73,000	Commerzbank AG†	665,922	565,028
77,500	Dah Sing Financial Holdings Ltd.	459,889	406,261
20,000	Japan Post Bank Co. Ltd.	234,243	218,172
29,700	Mediobanca Banca di Credito Finanziario SpA	272,554	308,574
1,570	Shinhan Financial Group Co. Ltd.	58,501	58,092
8,300	Shinhan Financial Group Co. Ltd., ADR	320,067	308,345
25,500	Shinsei Bank Ltd.	377,234	362,379
23,700	UniCredit SpA	313,753	303,820

		2,702,163	2,530,671

	Consumer Finance — 8.4%
25,900	Ally Financial Inc.	662,422	711,991
3,800	Capital One Financial Corp.	309,710	310,422

		972,132	1,022,413

	Diversified Banks — 20.1%
181,000	Barclays plc	394,836	364,650
6,400	Citigroup Inc.	395,255	398,208
41,500	Credit Agricole SA	558,714	501,374
115,000	Royal Bank of Scotland Group plc	359,184	369,963
12,800	Societe Generale SA	483,185	370,089
58,000	Standard Chartered plc	446,964	446,683

		2,638,138	2,450,967

	Homebuilders — 5.0%
3,500	Cavco Industries Inc.†	649,598	411,355
16,700	Legacy Housing Corp.†	197,929	198,730

		847,527	610,085

	Institutional Brokerage — 6.7%
64,600	Daiwa Securities Group Inc.	373,384	314,169
27,100	Jefferies Financial Group Inc.	567,314	509,209

		940,698	823,378

Shares		Cost	Market Value
	Institutional Trust, Fiduciary, and Custody — 4.0%
9,800	The Bank of New York Mellon Corp.	$499,289	$494,214

	Investment Companies — 2.1%
164,881	Atlas Mara Ltd.†	338,217	253,917

	Investment Management — 10.5%
4,000	Diamond Hill Investment Group Inc.	639,961	560,000
15,500	Franklin Resources Inc.	470,160	513,670
6,000	Westwood Holdings Group Inc.	278,417	211,620

		1,388,538	1,285,290

	Life Insurance — 7.2%
83,000	Aegon NV	483,977	398,865
11,500	NN Group NV	496,491	477,694

		980,468	876,559

	Real Estate Owners and Developers — 5.0%
84,000	Hang Lung Group Ltd.	216,957	269,658
42,000	Henderson Land Development Co. Ltd.	206,680	266,983
1,878	Homefed Corp.†	75,959	71,364

		499,596	608,005

	TOTAL COMMON STOCKS	12,818,761	11,937,182

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$ 185,000	U.S. Treasury Bill, 2.391%††, 06/06/19	184,194	184,201

	TOTAL INVESTMENTS — 99.2%	$13,002,955	12,121,383

	Other Assets and Liabilities (Net) — 0.8%		94,735

	NET ASSETS — 100.0%		$12,216,118

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $13,002,955)	$12,121,383
Cash	288
Receivable for Fund shares sold	127,609
Receivable for investments sold	12,442
Receivable from Adviser	7,357
Dividends receivable	57,822
Prepaid expenses	5,745

Total Assets	12,332,646

Liabilities:
Payable for investments purchased	65,034
Payable for investment advisory fees	19,238
Payable for distribution fees	28
Payable for shareholder communications expenses	11,332
Payable for legal and audit fees	9,599
Payable for custodian fees	7,156
Other accrued expenses.	4,141

Total Liabilities	116,528

Net Assets
(applicable to 1,347,529 shares outstanding)	$12,216,118

Net Assets Consist of:
Paid-in capital	$13,088,046
Total accumulated loss(a)	(871,928)

Net Assets	$12,216,118

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($115,463 ÷ 12,746 shares outstanding; 150,000,000 shares authorized)	$9.06

Class A:
Net Asset Value and redemption price per share ($9,928 ÷ 1,095 shares outstanding; 50,000,000 shares authorized)	$9.07

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.62

Class C:
Net Asset Value and offering price per share ($906 ÷ 100.13 shares outstanding; 50,000,000 shares authorized)	$9.05	(b)

Class I:
Net Asset Value, offering, and redemption price per share ($12,089,821 ÷ 1,333,588 shares outstanding; 50,000,000 shares authorized)	$9.07

(a)

Effective March 31, 2019, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings/accumulated loss. See Note 2 for further details.

(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,553)	$126,936
Interest	9,054

Total Investment Income	135,990

Expenses:
Investment advisory fees	52,726
Distribution fees - Class AAA	114
Distribution fees - Class A	3
Distribution fees - Class C	5
Shareholder communication expenses	18,226
Shareholder services fees	11,872
Custodian fees	10,234
Legal and audit fees	10,113
Registration expenses	3,093
Directors’ fees	217
Miscellaneous expenses	3,610

Total Expenses	110,213

Less:
Expense reimbursements (See Note 3)	(57,366)

Net Expenses	52,847

Net Investment Income.	83,143

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(27,902)
Net realized loss on foreign currency transactions	(141)

Net realized loss on investments and foreign currency transactions	(28,043)

Net change in unrealized appreciation/depreciation:
on investments	(881,572)
on foreign currency translations	(577)

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(882,149)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(910,192)

Net Decrease in Net Assets Resulting from Operations	$(827,049)

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

Six Months Ended March 31, 2019 (Unaudited)(a)
Operations:
Net investment income	$83,143
Net realized loss on investments and foreign currency transactions	(28,043)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(882,149)

Net Decrease in Net Assets Resulting from Operations	(827,049)

Distributions to Shareholders:
Class AAA	(310)
Class A	(3)
Class C	(1)
Class I	(44,565)

Total Distributions to Shareholders(b)	(44,879)

Capital Share Transactions:
Class AAA	120,259
Class A	10,263
Class C	1,001
Class I	12,956,523

Net Increase in Net Assets from Capital Share Transactions	13,088,046

Net Increase in Net Assets	12,216,118
Net Assets:
Beginning of period	—

End of period	$12,216,118

(a)	The Fund commenced investment operations on October 1, 2018.
(b)	Effective March 31, 2019, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X. See Note 2 for further details.

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the period:

		Income from Investment Operations			Distributions				Ratios to Average Net Assets/ Supplemental Data
March 31, 2019(a)	Net Asset Value, Beginning of Period(b)	Net Investment Income(c)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income(d)	Operating Expenses Before Reimbursement(d)	Operating Expenses Net of Reimbursement(d)(e)	Portfolio Turnover Rate
Class AAA
2019	$10.00	$0.07	$(0.98)	$(0.91)	$(0.03)	$(0.03)	$9.06	(9.06)%	$115	1.45%	2.34%	1.25%	9%
Class A
2019	$10.00	$0.14	$(1.04)	$(0.90)	$(0.03)	$(0.03)	$9.07	(9.01)%	$10	2.95%	2.35%	1.25%	9%
Class C
2019	$10.00	$0.02	$(0.96)	$(0.94)	$(0.01)	$(0.01)	$9.05	(9.39)%	$1	0.51%	3.09%	2.00%	9%
Class I
2019	$10.00	$0.07	$(0.96)	$(0.89)	$(0.04)	$(0.04)	$9.07	(8.91)%	$12,090	1.58%	2.09%	1.00%	9%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	For the six months ended March 31, 2019, unaudited.
(b)	The Fund commenced investment operations on October 1, 2018.
(c)	Per share amounts have been calculated using the average shares outstanding method.
(d)	Annualized.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $57,366 during the six months ended March 31, 2019.

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Financial Services Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the six months ended March 31, 2019.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily

8

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$11,937,182	—	$11,937,182
U.S. Government Obligations	—	$184,201	184,201
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,937,182	$184,201	$12,121,383

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

9

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2019, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1%.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$13,002,955	$257,355	$(1,138,927)	$(881,572)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2019, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2019, the Adviser has reviewed the current tax period and concluded that there was no impact to the Fund’s net assets or results of operations. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2020. For the six months ended March 31, 2019, the Adviser reimbursed the Fund in the amount of $57,366. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2019, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $57,366.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2019, other than short term securities and U.S. Government obligations, aggregated $13,660,975 and $814,619, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2019, the Fund paid $3,438 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended March 31, 2019.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2019, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2019 (Unaudited)(a)
	Shares	Amount
Class AAA
Shares sold	17,302	$161,323
Shares issued upon reinvestment of distributions	37	310
Shares redeemed	(4,593)	(41,374)

Net increase	12,746	$120,259

Class A
Shares sold	1,095	$10,260
Shares issued upon reinvestment of distributions	0*	3

Net increase	1,095	$10,263

Class C
Shares sold	100	$1,000
Shares issued upon reinvestment of distributions	0*	1

Net increase	100	$1,001

Class I
Shares sold	1,328,225	$12,911,958
Shares issued upon reinvestment of distributions	5,363	44,565

Net increase	1,333,588	$12,956,523

(a)	The Fund commenced investment operations on October 1, 2018.
*	Represents fewer than 0.50 shares.

9. Significant Shareholder. As of March 31, 2019, approximately 96.9% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Ian Lapey has been the portfolio manager of The Gabelli Global Financial Services Fund since inception of the investment strategy on October 1, 2018 and a portfolio manager of Gabelli Funds, LLC. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q119SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Gabelli Equity Series Funds, Inc.

By (Signature and Title)*   /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    6/04/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    6/04/2019

By (Signature and Title)*   /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date    6/04/2019

* Print the name and title of each signing officer under his or her signature.